N-2	Mar. 27, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001858660
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	USVC VENTURE CAPITAL ACCESS FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Maximum Sales Load Imposed on Purchases (as a percentage of proceeds)(1)	3.00%
Repurchase Fee on Shares Repurchased Within 365 Days of Purchase (as a percentage of proceeds)(2)	2.00%

(1)	An investor purchasing Shares may be charged a sales load of up to 3% of the investor’s subscription. Investors who purchase Shares directly through the Fund’s website (www.usvc.com) will not be charged any sales load, and a 0% sales load will apply to such purchases. The table assumes the maximum sales load is charged. Each of the Fund and the Investment Adviser reserves the right to waive sales loads at its discretion.

(2)	The Fund’s Board of Trustees has determined to waive the Fund’s Repurchase Fee assessed on Shareholders who choose to participate in the Fund’s repurchase offers. This waiver will remain in effect indefinitely, unless and until the Board of Trustees approves its modification or termination. This waiver may be terminated only by the Fund’s Board of Trustees at any time. Absent such a waiver, Shareholders who choose to participate in the Fund’s repurchase offers will incur a repurchase fee equal to 2.00% of the value of the Shares the Fund repurchases from them for Shares held less than one year. See “Quarterly Repurchases of Shares.”

Sales Load [Percent]	3.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	2.00%	[2]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to Shares)
Management Fees(3)	1.00%
Shareholder Services Fee	0.25%
Acquired Fund Fees and Expenses(4)	0.95%
Other Expenses(5)	1.41%
Total Annual Expenses	3.61%
Less Fee Reduction and Expense Reimbursement(5)	(1.11)%
Net Annual Expenses(6)	2.50%

(3)	The Fund will pay to the Investment Adviser a quarterly Advisory Fee. The Advisory Fee shall accrue daily at an annual rate equal to 1.00% of the average daily calculated NAV of the Fund and shall be paid quarterly in arrears. See “Fees and Expenses.”

(4)	The Acquired Fund Fees and Expenses include the fees and expenses of the Investment Vehicles in which the Fund intends to invest. Some or all of the Investment Vehicles in which the Fund intends to invest generally charge asset-based management fees. The managers of the Investment Vehicles may also receive performance-based compensation if the Investment Vehicles achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Investment Vehicles, which effectively will reduce the investment returns of the Investment Vehicles. The Investment Vehicles in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and approximately 20% to 30% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Vehicles in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.95% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Vehicles (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses of the Investment Vehicles). The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(5)	Reflects the gross amount of all expected ordinary operating expenses of the Fund other than brokerage commissions, any extraordinary expenses of the Fund, and the Advisory Fee, is based on good faith estimated amounts for the current fiscal year and assumes an average of $100 million of assets under management. The organizational and initial offering expenses of the Fund will be paid by the Investment Adviser, subject to the Fund’s Expense Limitation Agreement, and shall be subject to reimbursement by the Fund in accordance with the Expense Reimbursement Agreement.

(6)	The Investment Adviser has entered into a written Expense Limitation Agreement under which it has agreed to limit the total expenses of the Fund (excluding (i) management fees, (ii) shareholder services fees, (iii) acquired fund fees and expenses, (iv) all federal, state, local and foreign taxes, (v) merger or reorganization expenses, (vi) extraordinary expenses distinguished by their unusual nature or infrequency, including, without limitation, costs incurred in connection with litigation, arbitration, mediation, indemnification, government investigations, claims or proceedings, and any expenses in connection with holding and/or soliciting proxies for annual or other meetings of shareholders) and (vii) interest, borrowing costs and expenses (including those associated with lines of credit and credit facilities) to an annual rate of 0.30% of the average NAV of the Fund until one year from the date of this Prospectus, and from year to year thereafter; provided that each such continuance is specifically approved by the Board of Trustees and the Investment Adviser. The Investment Adviser may recoup from the Fund fees previously reduced or expenses previously reimbursed by the Investment Adviser with respect to the Fund pursuant to the Expense Limitation Agreement if such recoupment does not cause the Fund to exceed the Expense Limitation in effect at the time of waiver/reimbursement or at the time of recoupment and the reimbursement is made within three years after the time at which the Investment Adviser reduced the fee or incurred the expense. The Expense Limitation Agreement may not be terminated by the Investment Adviser, but may be terminated by the Fund’s Board of Trustees, on written notice to the Investment Adviser. See “Fees and Expenses.”

Management Fees [Percent]	1.00%	[3]
Distribution/Servicing Fees [Percent]	0.25%
Acquired Fund Fees and Expenses [Percent]	0.95%	[4]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.41%	[5]
Total Annual Expenses [Percent]	3.61%
Waivers and Reimbursements of Fees [Percent]	(1.11%)	[5]
Net Expense over Assets [Percent]	2.50%	[6]
Expense Example [Table Text Block]

Example

	1 YEAR	3 YEAR	5 YEAR	10 YEAR
You would pay the following net expenses based on a $1,000 investment, assuming a 5% annual return	$55	$127	$202	$399

This Example assumes the application of the 2.50% expense ratio for the first year, inclusive of estimated acquired fund fees and with all other fees and expenses assumed to have been accrued on a daily basis, reducing the NAV per Share. The Example assumes that the Expense Limitation Agreement and Expense Reimbursement Agreement are not renewed after their current terms and that rates applied for years 3, 5 and 10 reduce annual expenses to reflect the completion of organization expense amortization.

Expense Example, Year 01	$ 55
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	202
Expense Example, Years 1 to 10	$ 399
Purpose of Fee Table , Note [Text Block]

The table above summarizes the expenses of the Fund and is intended to assist Shareholders and potential investors in understanding the various costs and expenses that they will bear, directly or indirectly, by investing in the Fund. Each figure above relates to a percentage of the Fund’s average NAV at month-end over the course of a year.

Basis of Transaction Fees, Note [Text Block]	as a percentage of proceeds
Other Expenses, Note [Text Block]	Reflects the gross amount of all expected ordinary operating expenses of the Fund other than brokerage commissions, any extraordinary expenses of the Fund, and the Advisory Fee, is based on good faith estimated amounts for the current fiscal year and assumes an average of $100 million of assets under management. The organizational and initial offering expenses of the Fund will be paid by the Investment Adviser, subject to the Fund’s Expense Limitation Agreement, and shall be subject to reimbursement by the Fund in accordance with the Expense Reimbursement Agreement.
Acquired Fund Fees and Expenses, Note [Text Block]	The Acquired Fund Fees and Expenses include the fees and expenses of the Investment Vehicles in which the Fund intends to invest. Some or all of the Investment Vehicles in which the Fund intends to invest generally charge asset-based management fees. The managers of the Investment Vehicles may also receive performance-based compensation if the Investment Vehicles achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Investment Vehicles, which effectively will reduce the investment returns of the Investment Vehicles. The Investment Vehicles in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and approximately 20% to 30% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Vehicles in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.95% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Vehicles (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses of the Investment Vehicles). The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, PRINCIPAL STRATEGIES, METHODOLOGY AND POLICIES

The Fund’s investment objective is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in interests of venture capital funds (“Investment Vehicles”), which will principally hold equity securities (e.g., common and/or preferred stock, equity-linked securities convertible into such equity securities), without restriction to market capitalization, and in underlying private growth-oriented companies (“Portfolio Companies”, and together with Investment Vehicles, “Portfolio Investments”). Investment Vehicles may include special purpose vehicles (“SPVs”) that are entities formed to purchase securities of a single Portfolio Company. Private growth-oriented companies are private companies that the Fund’s Investment Adviser believes, at the time of investment, have the potential for significant growth. The Fund intends to focus on companies innovating or enabling innovation in sectors being transformed by technology. These include, without limitation, information technology, artificial intelligence, life sciences, telecommunications and media, biotechnology, energy, education, healthcare, consumer and retail, mobile internet, digital entertainment and ecommerce, cloud computing, transportation, semiconductors, robotics, logistics and infrastructure, defense, gaming and financial services. Portfolio Investments may partially hold digital assets and cryptocurrencies. Digital assets and cryptocurrencies (also called “crypto assets”) are digital tokens or coins that are secured by cryptography, typically using blockchain technology, enabling decentralized transactions and ownership verification. The term “blockchain” refers to a peer-to-peer distributed ledger that is secured using cryptography. A distributed ledger is a shared electronic database where information is recorded and stored across multiple computers; a blockchain is one type of distributed ledger. Digital assets and cryptocurrencies include things like tokens used in apps, coins used to power networks and assets sold in coin offerings. The Fund does not intend to directly invest in digital assets or cryptocurrencies. The Fund may directly purchase equity securities in Portfolio Companies or purchase such securities through secondary transactions, without restriction to market capitalization and interests in private fund general partners. The Fund expects to acquire fund interests through new subscriptions, as well as the acquisition of existing fund interests in secondary transactions, and may invest in Investment Vehicles that utilize the AngelList platform, a technology platform that offers technology infrastructure and administration services to private funds, operated by AL Advisors Management Inc. and its affiliates (the “Platform”) for fund administration. The Fund will generally hold Portfolio Investments until a liquidity event or dissolution event with respect to such Portfolio Investment occurs. Notwithstanding the foregoing, the Fund may sell securities of Portfolio Investments from time to time if, in the judgment of the Investment Adviser, it is necessary to further the best interests of the Fund.

The Fund’s ability to implement this investment strategy is subject to the ability of the Fund’s Investment Adviser to identify and acquire the securities of Portfolio Investments. While the Fund seeks to provide broad-based access to Investment Vehicles with exposure to private growth-oriented companies, it may from time to time hold positions in specific Investment Funds or rapidly appreciating Portfolio Investments.

The Fund is a “non-diversified” investment company, and, as such, the Fund may invest a greater percentage of its assets in the securities of a single issuer than investment companies that are “diversified.” See “Risk Factors.” The Fund has a fundamental concentration policy to invest at least 25% of its total assets in companies in the information technology sector, which includes companies whose products or services are focused on financial technology, biotechnology, clean and green technology, social media and other internet- and application-based technology, artificial intelligence-related applications, education technology and other technological uses, services, products and advances. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in investments of U.S. venture capital funds and private growth-oriented companies. A U.S. issuer is an issuer economically tied to the United States. In determining whether an issuer is economically tied to the United States, the Investment Adviser will consider whether the issuer:

●	Has a class of securities whose principal securities market is in the United States;

●	Has its principal office in the United States;

●	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in the United States; or

●	Maintains 50% or more of its assets in the United States.

For a more detailed description of these policies, please refer to the section entitled “Investment Objective, Strategies, Methodology and Policies.”

We expect that our Portfolio Investments may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur. Due to the illiquid nature of most of our Portfolio Investments and transfer restrictions that equity securities are typically subject to, we may not be able to sell these securities at times when we deem it necessary or appropriate to do so, or at all.

The equity securities in which we invest directly or indirectly will often be subject to drag-along rights, which permit a majority stockholder in the company to force minority stockholders to join a company sale (which may be at a price per share lower than our direct or indirect cost basis). Such drag-along rights could permit other stockholders, under certain circumstances, to force us or the Investment Vehicles in which we invest to liquidate our or their position in a particular Portfolio Company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our or the relevant Investment Vehicle’s cost basis. In addition, we will often be subject, either indirectly through Investment Vehicle holdings or directly through ownership of securities in Portfolio Companies, to lock-up provisions that prohibit us or the applicable Investment Vehicle from selling our equity investments into the public market for specified periods of time after IPOs of a direct or indirect Portfolio Company, typically 180 days. As a result, the market price of securities that we hold, directly or indirectly, may decline substantially before we (or the investment advisers of the applicable Investment Vehicles) are able to sell these securities following an IPO.

Certain of the Fund’s investments may partially hold digital assets and cryptocurrencies. Each investment of the Fund will be subject to the Investment Adviser’s review. The Investment Adviser will use proprietary methodology and data constructions to seek to efficiently identify and construct a broad portfolio of Investment Vehicles with exposure to growth-oriented investments. The criteria described above, together with the availability of the securities and their applicability for inclusion in the Fund’s portfolio, taking into account the Fund’s overall composition of the Fund’s portfolio and other salient investment factors, will inform the Investment Adviser’s decision to purchase a security on behalf of the Fund. The Fund also expects to invest in the securities of Portfolio Investments other than those utilizing the Platform. In addition, although the Investment Adviser may from time to time elect to sell Portfolio Investments, the Fund does not expect to engage in significant selling activity in Portfolio Investment securities other than upon or subsequent to a liquidity event of a Portfolio Company, such as an IPO or a merger or acquisition transaction.

A significant portion of the Fund’s investments may be held through SPVs. SPVs are vehicles organized by third-party managers that are designed to provide the Fund and other accredited investors access to securities of an individual private company through a private offering of securities exempt from registration pursuant to Regulation D under the Securities Act. The Fund will not have control rights in any of the SPVs in which the Fund may invest. The types of SPVs in which the Fund may invest may charge upfront broker fees as well as management fees and carry; however, the majority of the SPVs in which the Fund may invest will charge no ongoing management fees. Third-party managers (who may be affiliates of venture capital firms or private fund managers) that form SPVs source investment opportunities through relationships they have with other market participants, which may include shareholders of private companies. All members of an SPV have limited rights, which are documented in the applicable governing documents of the SPV, subject to the terms of any side letters entered into between an investor and the manager of the SPV. The Fund may invest in a newly-formed SPV or, in certain circumstances, may acquire the interests of an existing investor in an SPV. Members of SPVs generally pay fees to cover operating and offering-related costs. The value of an SPV investment generally equals the fair value of its underlying securities, after discounting to take into account any fees paid to the SPV. Therefore, the fair value of investments in SPVs may differ from the value of the underlying securities were the Fund to hold such securities directly. Investments in SPVs are common in the venture capital industry and are an efficient way to pool capital with other investors in order to invest in a single issuer through the ownership of interests in the SPV. SPVs that the Fund may invest in are not controlled by the Fund and are not subsidiaries.

In reviewing potential investments for the Fund, the Investment Adviser will, wherever possible, interface with the investment managers, general partners, or fund leads sponsoring the Investment Vehicles to understand their investment strategy and review their past investment performance. The Investment Adviser may also consult with the Platform and other investment advisers offering investment opportunities on a no-fee basis in an effort to gather market intelligence and understand trends in the market.

The Investment Vehicles utilizing the Platform may agree to pay (a) Platform Advisor, LLC a fee equal to no more than 5% of total profits generated by such Investment Vehicles (in addition to any fees paid to the sponsors of such Investment Vehicles) and/or (b) Belltower Fund Group, Inc. (an affiliate of AL Advisors Management Inc.) a fee for fund administration services. AL Advisors Management Inc. is not an affiliate of the Fund or the Investment Adviser. No parties who operate or own the AL Platform are affiliates of the Fund or the Investment Adviser.

To the extent the Fund holds 5% or more of the outstanding voting securities of a particular Portfolio Investment, the Fund will comply in all respects with the limitations on affiliate transactions contained in Section 17 of the 1940 Act, and the rules promulgated thereunder. In addition, the Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any prohibited transactions with any affiliates. The SAI contains a list of the fundamental and non-fundamental investment policies of the Fund under the heading “Investment Objective and Policies.”

The Fund has a fundamental concentration policy to invest at least 25% of its total assets in companies in the information technology sector, which includes, but is not limited to, companies whose products or services are focused on financial technology, biotechnology, clean and green technology, social media and other internet- and application-based technology, artificial intelligence-related applications, education technology and other technological uses, services, products and advances (the “Fundamental Concentration Policy”). The Fund may also have significant holdings in cash and cash equivalents. For purposes of determining compliance with the Fundamental Concentration Policy, the Fund will consider the underlying holdings held by Investment Vehicles and may determine whether a particular underlying holding is in the information technology sector in any reasonable manner that is consistent with SEC guidance.

There can be no assurance that the Fund will achieve its investment objective or avoid substantial losses. Subject to the provisions of the 1940 Act, the Fund’s investment strategies may be changed by the Board of Trustees without the vote of a majority of the Fund’s outstanding voting securities. Notice will be provided to Shareholders prior to any such change in accordance with the 1940 Act.

The Fund May Change Its Investment Objective, Strategies, Policies, Restrictions, and Techniques

Except as otherwise indicated and subject to the provisions of the 1940 Act, the Fund may change any of its objectives, policies, restrictions, strategies, and techniques if the Board of Trustees believes doing so is in the best interests of the Fund and the Shareholders.

The Fund’s 80% policy with respect to investments in U.S. venture capital funds and private growth-oriented companies is not fundamental and may be changed by the Board without shareholder approval. Shareholders will be provided with sixty (60) days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its net assets in the particular type of investment suggested by its name. The Fund’s investments in derivatives, other investment companies and other instruments are counted towards the Fund’s 80% investment policy to the extent they provide investment exposure to investments included within that policy. In addition, the Fund’s investments in derivatives are counted towards the Fund’s 80% investment policy to the extent they provide investment exposure or to one or more of the market risk factors associated with investments included in that policy. Cash and cash equivalents in support of unfunded commitments to Investment Vehicles are counted towards the Fund’s 80% investment policy. Unfunded commitments are intrinsically part of the Fund’s investments in Investment Vehicles. The Fund may obtain exposure to private growth-oriented companies indirectly through Investment Vehicles and expects to make unfunded commitments to such Investment Vehicles.

Neither the Board of Trustees nor the Investment Adviser may change the Fund’s stated fundamental policies without the additional approval of a majority vote of the Shareholders, which means the lesser of: (i) 67% of the Shares present at a meeting at which holders of more than 50% of the outstanding Shares are present in person or by proxy; or (ii) more than 50% of the outstanding Shares. Within the limits of the Fund’s fundamental policies, the Fund’s management has reserved freedom of action.

Illiquid Securities. The Fund will invest in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act) and other securities that are not readily marketable. These may include restricted securities that can be offered and sold only to “qualified institutional buyers” under Rule 144A of the Securities Act. There is no limit to the percentage of the Fund’s net assets that may be invested in illiquid securities. The Board of Trustees or its delegate may determine that securities issued pursuant to Rule 144A under the Securities Act are marketable under procedures approved by the Board of Trustees.

Risk Factors [Table Text Block]

RISK FACTORS

Prospective investors should consider the following principal and additional risk factors in determining whether an investment in the Fund is suitable for them. However, the following section does not set forth all risks applicable to the Fund and prospective investors should read this entire Prospectus prior to investing in the Fund. The following discussion of risk factors does not purport to be an exhaustive list or a complete explanation of all of the risks involved in an investment in the Fund. An investment in the Fund should only be made after consultation with independent qualified sources of investment and tax advice.

The past results of Portfolio Investments selected for investment by the Fund are not necessarily indicative of future performance. No assurance can be made that profits will be achieved or that substantial losses will not be incurred. The Fund is not a complete investment program and should represent only a portion of an investor’s portfolio management strategy.

Principal Risks Related To Our Investments

Our investments in Portfolio Investments may be extremely risky and we could lose all or part of our investments.

Investment in Portfolio Investments that we are targeting involves a number of significant risks, including:

●	the Portfolio Companies in which we may directly or indirectly invest may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to the Portfolio Companies offering their equity securities for sale for the purpose of raising capital, possibly at discounted valuations, as a result of which we or the Investment Vehicles through which we acquire beneficial interest in such companies could be substantially diluted if we (or, as applicable, an Investment Vehicle) do not or cannot participate, or to bankruptcy or liquidation, and the resulting reduction or loss of our equity investment;

●	the Portfolio Companies in which we may directly or indirectly invest typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

●	because the Portfolio Companies in which we may directly or indirectly invest are privately owned, there is usually little publicly available information about these businesses; therefore, although the Investment Adviser and its agents will perform due diligence on these Portfolio Companies, or rely on the due diligence performed by the investment advisers to the relevant Investment Vehicles, such companies’ operations and their prospects, including review of independent research reports and market valuations of securities of such companies on any alternative trading systems on which their secondary shares may trade, we may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable. The Fund will invest in Portfolio Investments for which financial information is not available if the Investment Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders;

●	Investment Vehicles and Portfolio Companies in which we may invest are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on an Investment Vehicle or a Portfolio Company and, in turn, on us; and

●	the Portfolio Companies in which we may directly or indirectly invest generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Because our investments are generally not in publicly traded securities, there will be uncertainty regarding the fair market value of our investments, which could adversely affect the determination of our NAV.

Our investments will generally not be in publicly traded securities (unless one of our direct Portfolio Companies goes public and then only to the extent we have not yet liquidated our securities holdings therein). Under the 1940 Act, for our investments for which there are no readily available market quotations, we will value such securities at fair value daily as determined in good faith by our Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with generally accepted accounting principles (“GAAP”). In connection with that determination, members of our Investment Adviser’s portfolio management team may prepare Portfolio Investment valuations using the most recent Portfolio Investment financial statements, reports and forecasts. The Investment Adviser may utilize the services of an independent valuation firm, which, if engaged, will prepare valuations for the securities of each of our Portfolio Investments that are not publicly traded or for which we do not have readily available market quotations. The types of factors that the Investment Adviser will take into account in providing its fair value recommendation to the Board of Trustees with respect to such non-traded investments will include, as relevant and, to the extent not captured by an underlying NAV, the valuations of the comparable Investment Vehicles, a Portfolio Company’s earnings, the markets in which a Portfolio Company does business, comparison to valuations of publicly traded companies in a Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of a Portfolio Company and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, our determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, our fair market value determinations with respect to any non-traded investments we hold may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize on one or more of our investments. As a result, investors purchasing our Shares based on an overstated NAV would pay a higher price than the value of our investments might warrant. Conversely, investors tendering Shares for repurchase during a period in which the NAV understates the value of our investments will receive a lower price for their Shares than the value of our investments might warrant.

We may not realize gains from our investments and, because certain of our direct and indirect Portfolio Companies may incur substantial debt to finance their operations, we may experience a complete loss on our investment in the event of a bankruptcy or liquidation of any of such Portfolio Companies.

We plan to invest principally in the limited liability company membership interests (and limited partnership interests) of private funds that acquire equity securities (common and/or preferred stock, or securities convertible into or exchangeable therefor) of private companies. However, the equity interests we acquire indirectly through Investment Vehicles may not appreciate in value and, in fact, may decline in value. In addition, the private company securities we may acquire, directly or indirectly, are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enables such shareholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force us or the Investment Vehicles in which we invest to liquidate our or their position in a particular Portfolio Company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our or the relevant Investment Vehicle’s cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude the Portfolio Companies in which we invest directly or indirectly from realizing liquidity events and impede our or the relevant Investment Vehicle’s exit from these investments. Accordingly, we may not be able to realize gains from our investments, and any gains that we do realize on the disposition of any investments may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our investments. In addition, the Portfolio Companies in which we invest directly or indirectly may have substantial debt loads. In such cases, we or the relevant Investment Vehicle would typically be last in line behind any creditors in a bankruptcy or liquidation, and would likely experience a complete loss on our investment in such Portfolio Company.

Private funds provide greater flexibility than registered funds but tend to be more illiquid and highly speculative.

Private funds typically provide greater flexibility than traditional investment funds that are registered under the 1940 Act with respect to the types of securities that may be owned, the types of trading strategies employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Accordingly, securities of the Investment Vehicles, as well as the Portfolio Companies in which the Investment Vehicles invest, tend to be more illiquid and highly speculative. Private funds have complex fee structures, including performance fees, that are broader than what is permitted for registered funds, and Shareholders may pay these fees indirectly by investing in this Fund. Furthermore, the Fund may have challenges in monitoring operations and performance of private funds due to the inability to access information about private fund investments and valuations. The Fund can only value private funds at NAV if permitted by applicable accounting standards.

Additionally, the Fund may make secondary investments in Investment Vehicles. Secondary investments refer to investments in Investment Vehicles through the acquisition of an existing interest by one investor from another in a negotiated transaction. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. Secondary investments include the growing general partner led secondary market, which has evolved toward sales of a portion of a portfolio, or a specific asset, and continuation vehicles with general partners structuring a vehicle that allows for continued participation in the growth of the remaining assets, or a specific asset, beyond a fund’s traditional exit time frame. Secondary investments may also include newly established Investment Vehicles that are fully funded at the time of the Fund’s acquisition. Secondary investments may be acquired at a discount to an Investment Vehicle’s NAV. As a result, secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its daily NAV, since any such discounted secondary investment will be marked to its net asset value, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to shareholders. Accordingly, the overall performance and net asset value of the Fund may be significantly impacted by the acquisition price paid by the Fund for its investments in secondaries. Because secondary investments are generally made when an Investment Vehicle has exited its initial investment period (typically three to seven years after the fund commences operations) and has deployed a significant portion of its capital into portfolio companies, secondary investments are viewed as more mature investments with greater certainty of portfolio construction and better visibility to the timing of future expected cash flows.

We will face risks associated with acquiring securities of Portfolio Companies in secondary transactions.

With respect to purchases of securities pursuant to purchase agreements that we will enter into for secondary transactions with eligible securityholders of Portfolio Companies, we may be subject to the risk that we may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that we will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that we seek to acquire pursuant to the purchase agreement. While we expect that we will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take us longer than two weeks to obtain the requested approval or waiver. We will generally structure our purchase agreements for the acquisition of securities issued by Portfolio Companies to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 35 days from the date of the execution. The purchase agreements will generally provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 35 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Fund receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. These purchase agreements will not be treated as forward contracts (included in the definition of “derivatives transaction” in Rule 18f-4(a) under the 1940 Act), nor as unfunded commitment agreements described in Rule 18f-4(e).

With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, we conclude that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors of our Shares should understand that our conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in us misstating the value of our assets.

The lack of liquidity in, and potentially extended holding period of, many of our investments may adversely affect our business, and will delay any distributions of any gains.

Our investments will generally not be in publicly traded securities (unless one of our direct Portfolio Companies goes public and then only to the extent we have not yet liquidated our securities holdings therein). As such, the securities we hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities, and the Investment Vehicles may limit or suspend their redemptions. The illiquidity of our investments may make it difficult, or impossible, for us to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares). Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We will have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio will be invested in such illiquid securities. The organizational documents of the Investment Vehicles in which we principally invest may also prevent sale of our investment therein without the consent of the manager or general partner of the relevant Investment Vehicle. The Fund may also receive an in-kind distribution of securities from an Investment Vehicle that are illiquid or difficult to value and difficult to dispose of. The illiquid nature of our investments may adversely impact the Fund’s performance and liquidity, and the Fund may incur substantial fees and expenses in the disposition of such illiquid investments.

In addition, because we will deploy our capital to invest, directly or indirectly, in private companies, we do not expect realization events, if any, to occur in the near term with respect to the majority of our investments. We expect that our holdings of securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of our Shares could wait for an extended period of time before any appreciation or sale of our investments, and any attendant distributions of gains, may be realized.

Our portfolio may be focused on a limited number of Portfolio Investments, which will subject us to a risk of significant loss if the business or market position of the ultimate Portfolio Companies deteriorates or their particular industries experience a market downturn.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Beyond our income tax asset diversification requirements and our Fundamental Concentration Policy (which requires us to invest at least 25% of our total assets in the information technology sector), we do not have fixed guidelines for diversification, and our investments could be focused on relatively few Portfolio Investments. As a result, a downturn in any particular industry in which a significant number of our direct or indirect Portfolio Companies operate could materially adversely affect us.

The Investment Vehicles in which we invest will likely invest 25% or more of the value of their total assets in the information technology sector. As a result, the Fund will be subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Investment Vehicles, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors.

While the Fund seeks to provide broad-based access to Investment Vehicles with exposure to private growth-oriented companies, the Fund is classified as a “non-diversified” investment company under the 1940 Act, which means we are not limited by the 1940 Act in the proportion of our assets that may be invested in the securities of a single Portfolio Investment. However, we intend to conduct our operations so as to qualify as a RIC for purposes of the Code (including by meeting the applicable diversification requirements under the Code), which generally will relieve the Fund of any liability for U.S. federal income tax to the extent our earnings are distributed to stockholders. See “U.S. Federal Income Tax Matters” for a more detailed discussion. Because we, as a non-diversified investment company, may invest in a smaller number of individual Portfolio Investments than a diversified investment company, an investment in the Fund presents greater risk to you than an investment in a diversified investment company.

The information technology sector in which we principally invest, directly or indirectly, is subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns.

Given the experience of our Investment Adviser’s senior investment professionals within the information technology sector, and in light of our Fundamental Concentration Policy, we expect that at least 25%, and likely a much greater percentage, of the Portfolio Investments in which we invest will operate, or invest in companies that operate, in the information technology sector. The Fund’s performance may be closely tied to the performance of information technology issuers and, as a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The revenues, income (or losses) and valuations of companies in the information technology sector can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in the information technology sector have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies underlying our Portfolio Investments that operate in the information technology sector may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that we may hold directly or indirectly therein. The companies underlying our Portfolio Investments could also face intense competition from other companies that are focused on the same product, service or offering, and that may be better funded than those in our portfolio. Further, certain technologies are subject to the whims of changing consumer preferences, and services, products or offerings of the companies in our portfolio may suffer from decreased demand due to such changing preferences. Any or all of the foregoing could, in turn, materially adversely affect our business, financial condition and results of operations.

Because we will not hold controlling interests in our Portfolio Investments, we will not be in a position to exercise control over our Portfolio Investments or to prevent decisions by substantial shareholders, investors or management of our Portfolio Investments that could decrease the value of our investments.

We do not intend to, nor do we anticipate that we will, take controlling equity positions in our Portfolio Companies. As a result, we will be subject to the risk that a Portfolio Investment may make business decisions with which we disagree, and the stockholders, investors and/or management of a Portfolio Investment (or underlying Portfolio Company) may take risks or otherwise act in ways that are adverse to our interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in our direct or indirect Portfolio Companies may have interests that differ from that of the relevant Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of our investment in a Portfolio Investment. Due to the lack of liquidity for the investments that we will typically hold, we may not be able to dispose of our investments in the event we disagree with the actions of a Portfolio Company or its substantial shareholders (and it is highly likely that, to the extent we hold an indirect interest in such Portfolio Company that we will not be able to dispose of our investment in the relevant Investment Vehicle as it relates to such Portfolio Company), and may therefore suffer a decrease in the value of our investments.

We plan to invest principally in private Investment Vehicles operating a venture capital strategy, which could result in duplicative fee structures and a lack of control over our ultimate investments in Portfolio Companies. To the extent we make a capital commitment to any particular Investment Vehicle and fail to fund such commitment, our initial investment could be subject to penalty, partial forfeiture or complete loss.

We pay an Advisory Fee to the Investment Adviser and most if not all of the Investment Vehicles in which we invest will also charge a fee to investors for investment management, the Fund will incur higher and duplicative expenses, including advisory fees, when it invests in Investment Vehicles than a fund that invests directly into Portfolio Companies. The fees paid by Investment Vehicles to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains, which are considered performance fees. The Fund will bear its proportionate share of the management fees and other expenses that are charged by an Investment Fund in addition to the management fees and other expenses paid by the Fund. The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Vehicles selected. Each Investment Vehicle has its own investment risks, and those risks can affect the value of the Investment Vehicles’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Vehicle will be achieved. An Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Vehicle at a time that is unfavorable to the Fund. The Fund may also be unable to liquidate its investment in a private Investment Vehicle when desired. Because the Fund will invest in Investment Vehicles that are not registered as investment companies, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Investment Vehicles’ investments as such Investment Vehicles’ managers. Investments in Investment Vehicles generally will be illiquid and generally may not be transferred without the consent of the managers of the applicable Investment Vehicle. The Fund may be unable to liquidate its investment in an Investment Vehicle when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an Investment Vehicle, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from an Investment Vehicle except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Investment Vehicle due to poor performance or other reasons. While most of the Investment Vehicles in which the Fund makes its investments will not require the Fund to make a “capital commitment” (i.e., a commitment made by the Fund to pay money to fund the Fund’s investment in tranches called by the investment advisor of such Investment Vehicle at the times and in the manner set forth in the Fund’s agreement with the Investment Vehicle to make such capital commitments), to the extent we do make investments in Investment Vehicles with a “capital commitment”, any failure on behalf of the Fund to fund such capital commitments, when called, could result in various penalties of default, including (i) a reduction or a complete loss of the Fund’s initial investment(s) in such Investment Vehicle; (ii) a prohibition from making additional investments in the Investment Vehicle; and (iii) any other actions that the Investment Vehicle may bring against the Fund.

The performance fees paid by Investment Vehicles to their general partners or managing members may cause such persons to make investments that have a greater risk/reward profile than would be the case in the absence of such performance fees, which may have an adverse impact on the Fund.

The performance fees paid by the Investment Vehicles in which the Fund invests to the general partners or managing members of such entities generally include a percentage of the gains of such Investment Vehicles, but may not be required to bear any percentage of the losses suffered thereby. This feature may cause the general partners or managing members to make or approve investments that have a greater risk/reward profile than would be the case in the absence of such a feature. Furthermore, management fees are generally required to be paid to the investment advisor of an Investment Vehicle even if such Investment Vehicle experiences net losses in a particular year or over the term of such Investment Vehicle.

The SPVs through which we may invest in Portfolio Companies may impose, among other items, additional restrictions and fees on the Fund’s investments in such Portfolio Companies.

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering-related costs, which could result in higher expenses than if we invested in the single underlying Portfolio Company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. The value of an SPV investment generally equals the fair value of its underlying securities, after discounting to take into account any fees paid to the SPV. Therefore, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for shareholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

The Investment Vehicles in which we invest may not be registered as investment companies under the 1940 Act and therefore may not be subject to the provisions of the 1940 Act that are intended to be protective of our investors.

The Investment Vehicles in which we invest may not be registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, may not be applicable to an investment in the Investment Vehicle. While some managers of Investment Vehicles will register with the SEC and state agencies as registered investment advisers, because most if not all of the Investment Vehicles in which we invest will be pursuing a venture capital strategy, most if not all of the managers thereof will be exempt from registration. In such cases, these managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers.

The lack of operating history of Investment Vehicles may hamper the Investment Adviser’s ability to evaluate their investment performance.

Certain Investment Vehicles may be newly formed entities that have no operating histories. In such cases, the Investment Adviser may evaluate the past investment performance of the applicable managers of the Investment Vehicles or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Investment Vehicle, and certain managers may have no past investment performance to evaluate at all. Although the Investment Adviser and its affiliates and its personnel have experience evaluating the performance of managers of Investment Vehicles, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Adviser’s assessments of Investment Vehicles, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

To the extent any of the Portfolio Investments hold digital assets and/or cryptocurrencies, the value of the Fund’s investment may be highly volatile and subject to fluctuations due to a number of factors.

Certain Portfolio Investments may hold digital assets and/or cryptocurrencies, including decentralized application tokens, protocol tokens and other cryptofinance coins, initial coin offerings, tokens and digital assets and instruments that are based on blockchain, distributed ledger or similar technologies, and derivatives on such cryptocurrencies (“Digital Assets”) as investments. The price of any such Digital Assets may fluctuate widely, which could adversely affect the value of the Shares, as well as the Investment Adviser’s ability to fair value the Shares. The price of any such Digital Assets held by Portfolio Investments could drop precipitously (including to zero). Several factors may result in a fall in the price of Digital Assets and may have a material adverse impact on the Fund, its investments and its ability to implement its investment strategy, including:

●	Regulatory changes, whether in or outside the United States, which inhibit (or ban) the holding and/or transacting in any such Digital Assets;

●	Whether a particular Digital Asset is determined to be a security or offered and sold as a security under federal or state securities laws;

●	Enforcement actions by regulatory authorities on cryptocurrency asset trading platforms on which Digital Assets are traded and which may serve as a pricing source for the calculation of the reference rate for Digital Assets that are used to value the Fund’s investments;

●	Fragmentation and lack of regulation of Digital Assets marketplaces, including of spot markets for cryptocurrency assets, can result in fraud, theft or market manipulation;

●	Global supply of any particular Digital Asset;

●	Any vulnerabilities regarding specific distributed ledgers to the extent that there is concentration in the ownership and/or staking of a Digital Asset and the level of concentration. These risks are generally heightened when there are higher levels of concentration of the ownership and/or staking of such Digital Assets;

●	That a significant portion of a Digital Asset is held by a small number of holders sometimes referred to as “whales”;

●	The potential for a blockchain for a cryptocurrency asset to diverge into different paths, also known as a “fork,” and the risk that proposed changes in the software of a digital asset are not adopted by a sufficient number of users, resulting in competing blockchains with different native crypto assets and sets of participants. The price of a Digital Asset in which the Fund may have exposure may reflect the impact of these forks;

●	The adoption of any particular Digital Asset as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the relevant network, and speculative expectations related thereto;

●	Interest rates, the rates of inflation of fiat currencies or cryptocurrencies, and Digital Asset and fiat currency conversion and exchange rates;

●	Investors’ expectations with respect to interest rates, the rates of inflation of fiat currencies or cryptocurrencies, and Digital Asset and fiat currency conversion and exchange rates;

●	Monetary policies of governments, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of any Digital Asset as a form of payment or the purchase of Digital Assets on the relevant markets;

●	Increased competition from other forms of Digital Assets or payment services, including digital currencies constituting legal tender that may be issued in the future by central banks, or Digital Assets meant to serve as a medium of exchange by major private companies or other institutions;

●	Consumer and investor preferences and perceptions of Digital Assets;

●	Decreased confidence in Digital Asset exchanges generally and instability resulting from the failure of certain Digital Asset exchanges or cryptocurrency, such as the collapse of the FTX cryptocurrency exchange and the crash of the stablecoin Terra USD in 2022, or their being subject to theft, hacks, service outages, or manipulative trading activity, as well as to the lack of regulation and transparency associated with Digital Assets, such as Bitcoin, Litecoin and Ethereum;

●	Fiat currency withdrawal and deposit policies on cryptocurrency exchanges;

●	The liquidity of, and the levels of speculative interest and trading activity in, the Digital Asset markets;

●	Investment and trading activities of large holders of a particular Digital Asset;

●	An active derivatives market for Digital Assets; and

●	Valuation of investments by private funds and by the Fund.

An event that is not related to the security or utility of a blockchain can nonetheless precipitate a significant decline in the price of a different Digital Asset, such as the collapse of the FTX cryptocurrency exchange and the crash of the stablecoin Terra USD in 2022.

Adverse market conditions may have a material adverse impact on the Fund’s Portfolio Investments and the Fund’s returns.

The U.S. capital markets have experienced extreme volatility and disruption in recent years following the spread of COVID-19 in the United States, the failure of certain regional banks, military conflicts (including the conflict between Russia and Ukraine and the Israel-Hamas war), changes in monetary policies in response to changes in interest rates and inflation and increasing tensions relating to trade relationships, such as between the United States and China. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.

General Economic Conditions

The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), tax considerations and tax treatment, trade barriers, the imposition of tariffs, responses from foreign governments to the imposition of tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts and security operations). These factors may affect the level and volatility of the prices and liquidity of the Fund’s investments and could impair the Fund’s profitability or result in losses. The Fund could incur material losses as a result of difficult market conditions, and there can be no assurance that the Fund will not suffer material losses and other adverse effects from broad and rapid changes in market conditions in the future.

Financial Crises and Effects on Global Financial Markets

World financial markets have in the past experienced and may in the future experience extraordinary market conditions, including, among other things, extreme losses and volatility in securities markets and the failure of credit markets to function. In reaction to these events, regulators in the U.S. and several other countries previously have taken and may in the future take regulatory actions. However, global financial markets may remain volatile, and it is uncertain whether regulatory actions will be able to prevent losses and volatility in securities markets. It is possible that regulatory actions might increase the possibility of future volatility. Regulations may increase market fragmentation and decrease the global flow of capital as it may be too difficult for the Fund and other market participants to comply with multiple regulatory regimes. There may be significant new regulations that could limit the Fund’s activities and investment opportunities or change the functioning of capital markets, and there is the possibility of regional and/or worldwide economic downturn. Consequently, the Fund may not be capable of, or successful at, preserving the value of its assets, generating positive investment returns, or effectively managing its risks.

To the extent the Fund invests in foreign securities, such securities may be riskier, more volatile, and less liquid than investments in U.S. securities.

Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of any Fund investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Political, social and economic uncertainty risks could have a material adverse effect on the Fund.

Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests, directly and indirectly, are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which it invests, directly and indirectly. The Portfolio Investments in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type and the Fund will be negatively impacted if the value of its portfolio holdings decrease as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Fund to suffer a loss of any or all of its investments or interest thereon. The Fund will also be negatively affected if the operations and effectiveness of the Investment Adviser, its affiliates, the issuers in which the Fund invests or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

Principal Risks Related to Our Business and Structure

We have limited operating history and we are dependent on the portfolio manager of our Investment Adviser.

We were formed in April 2021 and have limited operating history. As a result, we have limited financial information on which you can evaluate an investment in the Fund. In addition, our Investment Adviser, AngelList Asset Management, LLC (formerly Strawberry Tree Management Company LLC), was formed in 2023 and has no previous experience managing a closed-end, registered investment company. We are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially or fall to zero. In addition, we are initially reliant on Erik Syvertsen, our President and one of our Trustees, as well as portfolio manager Ankur Nagpal for implementation of our initial investment program until such time as the Fund builds out a larger investment team. The absence or departure, for any reason, of either of the foregoing would require the Investment Adviser to replace such person with other qualified personnel, which could have an adverse impact on our investment program. The Investment Adviser intends to hire additional investment professionals.

Our financial condition and results of operations will depend on our ability to achieve our investment objective.

Our ability to achieve our investment objective will depend on our Investment Adviser’s ability to identify, analyze and invest in Portfolio Investments that meet our investment criteria. Accomplishing this result on a cost-effective basis is largely a function of our Investment Adviser’s structuring of the investment process and its ability to provide competent, attentive and efficient services to us. There can be no assurance that the Investment Adviser will be successful in investing in Portfolio Investments that meet our investment criteria, or that we will achieve our investment objective. In addition, if the Fund fails to achieve its estimated size and the Expense Limitation Agreement is not renewed, expenses will be higher than expected. It may be difficult to implement the Fund’s strategy unless we raise a meaningful amount of assets.

Our Investment Adviser also currently manages several pooled investment vehicles in which we have no economic interest. These investment vehicles are typically Delaware limited liability companies, which hold the securities of one or more issuers of private company stock. Managing these pooled investment vehicles requires the time of the Investment Adviser’s professionals, and may distract them or slow the rate of investment in the Fund. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described herein, it could negatively impact our ability to make distributions.

We will likely experience fluctuations in our quarterly results and we may be unable to replicate past investment opportunities or make the types of investments we have made as of any particular date in future periods.

We will likely experience fluctuations in our quarterly operating results due to a number of factors, including the rate at which we make new investments, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. These fluctuations may in certain cases be exaggerated as a result of our focus on realizing capital gains rather than current income from our investments. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

Due to the illiquid nature of our investments, we may not be able to sell our investments when we determine to do so.

When we or one of the Investment Vehicles in which we invest complete an investment, such purchaser generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority shareholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular Portfolio Company, our or an Investment Vehicle’s ability to liquidate such securities may be constrained. Transfer restrictions and inability to withdraw capital from Investment Vehicles other than on a distribution therefrom could limit our ability to liquidate our positions in these securities (e.g., to fund quarterly repurchases of Shares).

We intend to adhere to our primary investment strategy to “buy and hold” our Portfolio Investment securities. However, in the event we determine it is in the best interest of the Fund to liquidate such securities prior to a Portfolio Investment’s liquidity event (i.e., IPO or merger or acquisition transaction of a Portfolio Company), there can be no assurance that a trading market will develop for the securities that we determine to liquidate or that the subject Portfolio Investments will permit their shares or interests to be sold through such platforms.

Due to the illiquid nature of most of our investments, we may not be able to sell these securities at times when we deem it necessary to do so (e.g., to fund quarterly repurchases of Shares), or at all. Due to the difficulty of assessing our NAV, the NAV for our Shares may not fully reflect the illiquidity of our portfolio, which may change on a daily basis, depending on many factors.

The Investment Vehicles in which we invest may be subject to lock-up provisions or agreements that could prohibit them from selling securities underlying our investments for a specified period of time.

Even if some of the Portfolio Companies of our Investment Vehicles complete IPOs, such private funds will often be subject to lock-up provisions that prohibit them from selling investments into the public market for specified periods of time after IPOs, typically 180 days. As a result, the market price of securities that we indirectly hold may decline substantially before the Investment Vehicles are able to sell these securities following an IPO and make distribution of proceeds to the Fund.

There are significant potential risks associated with investing, directly or indirectly, in venture capital and private equity-backed companies with complex capital structures.

A primary feature of our investment objective is to invest in private companies indirectly through Investment Vehicles, and to hold such our investments in such Investment Vehicles until a liquidity event with respect to such underlying Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that our Investment Adviser’s senior investment professionals and our Board of Trustees have extensive experience evaluating and investing in private companies with such complex capital structures, and in Investment Vehicles that invest in such companies, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular Investment Vehicle or its underlying investments. Any such failure on our part could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our NAV and results of operations.

There are significant potential conflicts of interest, which could impact our investment returns and limit the flexibility of our investment policies.

We have entered into an Investment Advisory Agreement with the Investment Adviser. Ankur Nagpal, the portfolio manager for the Fund, and Erik Syvertsen, the Investment Adviser’s Chief Executive Officer, are the executive officers of the Investment Adviser and, as such, have decision-making authority with respect to the management of the Adviser’s investment advisory business.

In addition, our executive officers and Trustees, and the principals of our Investment Adviser serve or may serve as officers and directors of entities that operate in a line of business similar to our own, including new entities that may be formed in the future. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of us or our Shareholders.

While the investment focus of each of these entities may be different from our investment objective, it is likely that new investment opportunities that meet our investment objective will come to the attention of one of these entities, or new entities that will likely be formed in the future in connection with another investment advisory client or program, and, if so, such opportunity might not be offered, or otherwise made available, to us. However, our executive officers, Trustees and Investment Adviser intend to treat us in a fair and equitable manner over time consistent with their applicable duties under law so that we will not be disadvantaged in relation to any other particular client. In addition, while the Investment Adviser anticipates that it will from time to time identify investment opportunities that are appropriate for both the Fund and the other funds or accounts that are currently or in the future may be managed by the Investment Adviser, to the extent it does identify such opportunities, the Investment Adviser has established a written allocation policy to ensure that the Fund is not disadvantaged with respect to the allocation of investment opportunities among the Fund and such other funds and accounts. These allocation policies provide that the general policy of the Investment Adviser is that allocations must be fair and equitable, consistent with each client’s governing documents and the Investment Adviser’s fiduciary duties. The factors that the Adviser may consider when determining allocations include, without limitation: (1) client mandate nuances and restrictions; (2) portfolio construction targets (diversification, exposures, position sizing); (3) stage of each client’s investment period, cash availability, or pacing; (4) regulatory, tax, or operational considerations; (5) existing exposure to the issuer or sector; and (6) minimum/maximum check sizes or issuer-imposed capacity limits. Our Board of Trustees will monitor on a quarterly basis any such allocation of investment opportunities between the Fund and any such other funds and accounts.

We do not intend to enter into transactions with Portfolio Investments that may be considered affiliates of the Fund or the Investment Adviser, nor do we intend (a) to purchase or sell any securities or other property, to or from any affiliate or promoter of the Fund, or any principal underwriter of the Fund, or any affiliate of the foregoing, (b) to loan money to any of the foregoing, or (c) to enter into a joint enterprise with any of the foregoing. As such, the Fund does not anticipate any conflicts of interest or potential issues arising with respect to the prohibitions on affiliate transactions contained in Sections 17(a) and 17(d) of the 1940 Act (and the rules promulgated thereunder). The Fund will at all times comply with such provisions, and to the extent deemed necessary by the Board of Trustees, will apply for exemptive relief from the SEC. If the Fund files an application for exemptive relief with the SEC for any reason, there is no guarantee that such relief will be granted. In any interim period pending response to an application for exemptive relief from the SEC, the Fund will comply with the requirements of the 1940 Act concerning affiliate transactions. In addition, the Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any prohibited transactions with any affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.

We have also adopted a Code of Ethics which applies to, among others, our officers, including our principal executive officer and principal financial officer, as well as our Trustees, Chief Compliance Officer and employees. Our officers and Trustees also remain subject to the fiduciary obligations imposed by both the 1940 Act and applicable state corporate law. Our Code of Ethics requires that all employees, officers and Trustees avoid any conflict, or the appearance of a conflict, between an individual’s personal interests and our interests. Pursuant to our Code of Ethics, each employee and Trustee must provide the Fund with periodic reports concerning their personal securities transactions and obtain prior clearance of certain personal trades. The Board of Trustees shall consider reports made to it under the Code of Ethics and shall determine whether the policies established in the Code of Ethics have been violated, and what sanctions, if any, should be imposed on the violator, including, but not limited to, a letter of censure, suspension or termination of the employment of the violator, or the unwinding of the transaction and disgorgement of any profits to the Fund. The Board of Trustees shall review the Code of Ethics at least once a year.

In addition, certain Investment Vehicles in which the Fund invests may be subject to potential conflicts of interest, which could ultimately impact the Fund’s returns. For example, certain Investment Vehicles may pay up to 5% of their total profits to affiliates of their investment advisers, which may incentive such investment advisers to pursue speculative investments and use leverage in a manner that adversely impacts their performance.

The lack of experience of our Investment Adviser and its management in operating under the constraints imposed on us as a registered investment company may hinder the achievement of our investment objective.

We will be subject to numerous constraints on our operations under both the 1940 Act and the Code. For example, qualification for U.S. federal income taxation as a RIC requires satisfaction of source-of-income, diversification and distribution requirements. The Investment Adviser does not have experience investing under these constraints. These constraints, among others, may hinder the Investment Adviser’s ability to take advantage of attractive investment opportunities and to achieve our investment objective.

We may be subject to certain corporate-level taxes regardless of whether we continue to qualify as a RIC.

We intend to elect to be treated as a RIC and to operate in a manner so as to qualify annually for the U.S. federal income tax treatment applicable to RICs. As a RIC, we generally will not pay corporate-level U.S. federal income taxes on our income and gain that we distribute to our Shareholders if such distributions are made on a timely basis. To qualify as a RIC, we must meet certain income source, asset diversification and annual distribution requirements (and will pay corporate-level U.S, federal income tax on any undistributed income). Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that we obtain information from the Investment Vehicles in which we are invested. However, Investment Vehicles generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for us to monitor the sources of our income and the diversification of our assets and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Vehicles in which we can invest. Furthermore, although we expect to receive information with respect to the investment performance of an Investment Vehicle on a regular basis, in most cases there is little or no means of independently verifying this information and certain Investment Vehicles may not provide this information on a timely basis. We may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes (including withholding taxes).

We will satisfy the annual distribution requirement for a RIC if we distribute to our Shareholders on a timely basis generally an amount equal to at least 90% of our investment company taxable income for each year. Under certain circumstances, we may be restricted from making distributions necessary to qualify as a RIC. If we are unable to obtain cash from other sources, we may fail to qualify as a RIC and, thus, may be subject to corporate-level income tax. Because we must make distributions to our Shareholders as described above, such distributed amounts, to the extent a Shareholder is not participating in our dividend reinvestment option, will not be available to us to make investments. We will be subject to corporate-level U.S. federal income tax on any undistributed income and/or gain.

To qualify as a RIC, in general, we must also meet certain annual income source requirements at the end of each taxable year and asset diversification requirements at the end of each quarter of each taxable year. Failure to meet these tests may result in our having to (a) dispose of certain investments quickly or (b) raise additional capital to prevent the loss of RIC status. Because most of our investments are in private vehicles and are generally illiquid, any such dispositions may be at disadvantageous prices and may result in losses. Additionally, we may only be permitted to redeem our interest in an Investment Vehicle at certain times specified by the governing documents of each respective Investment Vehicle. These limitations may prevent us from timely curing a diversification failure by disposing of non-diversifying assets.

Some of the income that we may earn directly or indirectly through an Investment Vehicle, such as income recognized from an equity investment in an operating partnership or certain income or gain from cryptocurrencies, may not satisfy the income source test. The Fund may have to dispose of interests in Investment Vehicles that it would otherwise have continued to hold, or devise other methods of cure, to the extent certain Investment Vehicles earn income of a type that is not qualifying gross income for purposes of the gross income test or hold assets that could cause the Fund not to satisfy the RIC asset diversification test. To manage the risk that such income might jeopardize our tax status as a RIC resulting from a failure to satisfy the gross income test, one or more wholly owned U.S.- or foreign-domiciled subsidiaries, including special purpose vehicles formed by the Fund to acquire securities (each, a “Subsidiary”), treated as either U.S. corporations or non-U.S. corporations for U.S. federal income tax purposes may be employed to hold the related investment. Such Subsidiaries generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to our Shareholders. The Fund will comply with the provisions of Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary and with provisions of Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any Subsidiary. Any Subsidiary will not be a registered investment company under the 1940 Act and therefore is not required to comply with the requirements of the 1940 Act applicable to registered investment companies, including Section 17. However, the Fund will apply the provisions relating to affiliated transactions and custody set forth in Section 17 of the 1940 Act and/or the rules thereunder to any Subsidiary. The Investment Adviser will serve as the adviser to any Subsidiary pursuant to the Investment Advisory Agreement with respect to the Fund, which complies with Section 15 of the 1940 Act. The Fund will not primarily control or acquire any entity that engages in investment activities in securities or other assets other than a wholly owned Subsidiary.

Also, the rules applicable to our qualification as a RIC are complex with many areas of uncertainty. Accordingly, no assurance can be given that we will continue to qualify as a RIC. If we fail to qualify as a RIC for any reason and become subject to regular “C” corporation income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on us and our Shareholders. The Code includes certain savings provisions that will allow the Fund to cure certain inadvertent failures to qualify as a RIC due to failures of the income source and asset diversification requirements, although there may be additional taxes due in such cases. We cannot assure you that we would qualify for any such relief should we fail the income source or asset diversification requirements. For a more detailed discussion, see “U.S. Federal Income Tax Matters”.

Shareholders may be subject to federal, state or local income tax as a result of the automatic reinvestment of distributions without distribution of cash to pay such tax.

For U.S. federal income tax purposes, all distributions are generally taxable whether a Shareholder takes them in cash or they are reinvested pursuant to the reinvestment policy in additional Shares of the Fund. The automatic reinvestment of distributions does not relieve a participant of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions and does not provide a participant a correlating distribution of cash to pay such tax. For a more detailed discussion, see “U.S. Federal Income Tax Matters”.

Risks Related to the Offering Made Pursuant to this Prospectus and Our Shares Shareholders will have only limited liquidity.

The Fund is a closed-end investment company and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares may only be transferred or resold in accordance with the Fund’s repurchase policy, which is at the sole discretion of the Board.

The Fund does not currently intend to list its Shares for trading on any national securities exchange, and there is not expected to be any secondary trading market in the Shares. The Shares are therefore not readily marketable. Even though the Fund may make quarterly repurchase offers to repurchase a portion of the Shares to provide some liquidity to Shareholders, you should consider the Shares to be illiquid. This risk may be even greater for Shareholders expecting to sell their Shares in a relatively short period during the Fund’s continuous offering. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. The Fund is not suitable for investors who cannot bear the risk of loss of all or part of their investment, or who need a reasonable expectation of being able to liquidate all or a portion of their investment in a particular time frame. The Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the Shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, which may result in the Fund not honoring the full amount of a required minimum distribution requested by a Shareholder.

See “Quarterly Repurchases of Shares.”

Additional Risks

A cyberattack could have a material adverse effect on the Fund.

Like other business enterprises, the use of the Internet and other electronic media and technology exposes the Fund and its service providers to potential operational and information security risks from cybersecurity incidents, including cyberattacks. Cyberattacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Investment Adviser, Custodian, Transfer Agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyberattacks may interfere with the processing of Shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private Shareholder information or confidential (including proprietary) company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for Investment Vehicles and Portfolio Investments in which the Fund invests, which could result in material adverse consequences for such Portfolio Investments, and may cause the Fund’s investment in such Portfolio Investments to lose value. The Investment Adviser has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyberattacks, but there is no guarantee the Investment Adviser’s efforts will succeed either entirely or partially because, among other reasons: the nature of malicious cyberattacks is becoming increasingly sophisticated; the Investment Adviser cannot control the cybersecurity systems of issuers or third-party service providers; and there are inherent limitations to risk management plans and systems, including that certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected.

Even in the event the value of your investment declines, the Advisory Fee will still be payable.

The Advisory Fee shall accrue daily at an annual rate equal to 1.00% of the average daily calculated NAV of the Fund, and shall be paid quarterly in arrears. The Advisory Fee is payable regardless of whether the NAV of the Fund or your investment declines. As a result, we will owe the Investment Adviser a quarterly Advisory Fee regardless of whether we incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal quarter for which the Advisory Fee is paid.

Our Board of Trustees may change our non-fundamental investment policies and our investment strategies without prior notice or Shareholder approval, the effects of which may be adverse.

Our Board of Trustees has the authority to modify or waive our non-fundamental investment policies, and our investment criteria and strategies without Shareholder approval and without prior notice. We cannot predict the effect any changes to our current non-fundamental operating policies, investment criteria and strategies would have on our business, NAV of the Fund and operating results. However, the effects might be adverse, which could negatively impact our ability to make distributions to Shareholders and cause you to lose all or part of your investment.

There is a risk that you may not receive distributions or that our distributions may not grow over time, particularly since we invest principally in securities that do not produce current income.

We cannot assure you that we will achieve investment results or maintain a tax status that will allow or require any specified level of cash distributions or year-to-year increases in cash distributions. As we intend to focus on making principally capital gains-based investments directly and indirectly in equity securities (which generally will not be income producing) and pursuant to the restrictions on capital gains distribution of an investment company contained in the 1940 Act, we will not make distributions any more frequently than twice in any calendar year nor do we expect to become a predictable issuer of distributions. In addition, we expect that our distributions, if any, will be less consistent than other investment companies that principally make debt investments. If the Fund declares a cash distribution, then Shareholders’ distribution will be automatically reinvested (net of any applicable withholding tax) in additional Shares, unless they specifically “opt out” of the dividend reinvestment option by written request to the Investment Adviser so as to receive cash.

We will have discretion over the use of proceeds from this continuous offering and will use proceeds in part to satisfy operating expenses.

We will have broad discretion over the use of the proceeds of this continuous offering and may use the net proceeds in ways with which you may not agree. We cannot assure you that we will be able to successfully utilize the proceeds within the timeframe contemplated. We will also pay operating expenses, and may pay other expenses such as due diligence expenses of potential new investments, from the net proceeds of this offering. Our ability to achieve our investment objective may be limited to the extent that the net proceeds of this offering, pending full investment, are used to pay operating expenses. In addition, we can provide you no assurance that any future offering will be successful, or that by increasing the size of our available equity capital our aggregate expenses, and correspondingly, our expense ratio, will be lowered.

Early investors in the Fund will bear a greater proportion of the Fund’s organizational expenses.

The Fund’s Shareholders may incur the costs of the Fund’s organization (through the Expense Reimbursement Agreement), and therefore early investors in the Fund may bear a greater proportion of the Fund’s organizational expenses. Pursuant to the Fund’s Expense Limitation Agreement, such expenses are subject to the Fund’s Expense Limitation. To the extent organizational expenses would cause the Fund to exceed the Expense Limitation, the Adviser will be responsible for such expenses. However, early investors in the Fund may still bear a greater proportion of the Fund’s organizational expenses until the Expense Limitation is reached. It is also possible that the Fund may not raise significant assets, either initially or on a longer-term basis, further increasing the proportion of costs borne by early investors.

Possible exclusion of a shareholder based on certain detrimental effects.

The Fund may repurchase Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder, if, in addition to the Fund complying with Section 23(c) of the 1940 Act and the rules thereunder, which could require the Fund to obtain an exemptive order:

●	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Investment Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

●	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the Bank Holding Company Act, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

●	the Fund or the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

The foregoing list of “risk factors” is not a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and consult with their own legal, tax and financial advisors before deciding to invest in the Fund.

No Public Trading [Text Block]	The Fund’s Shares have no history of public trading, and you should not expect to be able to sell your Shares other than through the Fund’s repurchase policy, regardless of how the Fund performs.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE

The Fund is a statutory trust organized under the laws of the state of Delaware and intends to elect to be treated as a RIC for U.S. federal income tax purposes. The Fund is authorized to issue an unlimited number of Shares and may divide the Shares into one or more Classes. The Shares are not currently divided into multiple classes. The Shareholders are entitled to one vote for each Share held of the Fund, on matters on which Shares of the Fund shall be entitled to vote. Each Share, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable. Any meeting of Shareholders may be called by the Board of Trustees or Shareholders holding at least a majority of the outstanding Shares of the Fund. Except for the exercise of their voting privileges, Shareholders will not be entitled to participate in the management or control of the Fund’s business and may not act for or bind the Fund.

All Shares are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights. Shareholders are not liable for further calls or assessments, except that a Shareholder may be obligated to repay any funds wrongfully distributed to such Shareholder. The Fund will send periodic reports (including financial statements) to all Shareholders. The Fund does not intend to hold annual meetings of Shareholders. Shareholders are entitled to receive dividends only if and to the extent declared by the Board of Trustees and only after the Board of Trustees has made provision for working capital and reserves as it in its sole discretion deems advisable. Shares are not available in certificated form. With very limited exceptions, Shares are not transferable, and liquidity will be provided only through the Fund’s quarterly repurchase offers at the sole discretion of the Board. See “Prospectus Summary – Summary of Risk Factors; Illiquidity of Fund Shares.”

Except as otherwise required by any provision of the Declaration of Trust and By-Laws or of the 1940 Act, any action requiring a vote of Shareholders shall be effective if taken or authorized by the affirmative vote of a majority of the total number of votes eligible to be cast by Shareholders that are present in person or by proxy at the meeting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Shareholders generally are entitled to a pro rata share of the remaining assets of the Fund.

Except as otherwise required by any provision of the Declaration of Trust and By-Laws or of the 1940 Act, (1) those candidates for election to be a Trustee receiving a plurality of the votes cast at any meeting of Shareholders shall be elected as Trustees, and (2) all other actions of the Shareholders taken at a meeting shall require the affirmative vote of Shareholders holding a majority of the total number of votes eligible to be cast by those Shareholders who are present in person or by proxy at such meeting.

Security Dividends [Text Block]	Shareholders are entitled to receive dividends only if and to the extent declared by the Board of Trustees and only after the Board of Trustees has made provision for working capital and reserves as it in its sole discretion deems advisable.
Security Voting Rights [Text Block]	The Shareholders are entitled to one vote for each Share held of the Fund, on matters on which Shares of the Fund shall be entitled to vote.
Security Liquidation Rights [Text Block]	In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment of all of the liabilities of the Fund, Shareholders generally are entitled to a pro rata share of the remaining assets of the Fund.
Security Preemptive and Other Rights [Text Block]	All Shares are equal as to right of repurchase by the Fund, dividends and other distributions, and voting rights and currently have no preemptive or other subscription rights.
Loss Of Capital Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our investments in Portfolio Investments may be extremely risky and we could lose all or part of our investments.

Investment in Portfolio Investments that we are targeting involves a number of significant risks, including:

●	the Portfolio Companies in which we may directly or indirectly invest may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to the Portfolio Companies offering their equity securities for sale for the purpose of raising capital, possibly at discounted valuations, as a result of which we or the Investment Vehicles through which we acquire beneficial interest in such companies could be substantially diluted if we (or, as applicable, an Investment Vehicle) do not or cannot participate, or to bankruptcy or liquidation, and the resulting reduction or loss of our equity investment;

●	the Portfolio Companies in which we may directly or indirectly invest typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns;

●	because the Portfolio Companies in which we may directly or indirectly invest are privately owned, there is usually little publicly available information about these businesses; therefore, although the Investment Adviser and its agents will perform due diligence on these Portfolio Companies, or rely on the due diligence performed by the investment advisers to the relevant Investment Vehicles, such companies’ operations and their prospects, including review of independent research reports and market valuations of securities of such companies on any alternative trading systems on which their secondary shares may trade, we may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable. The Fund will invest in Portfolio Investments for which financial information is not available if the Investment Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders;

●	Investment Vehicles and Portfolio Companies in which we may invest are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on an Investment Vehicle or a Portfolio Company and, in turn, on us; and

●	the Portfolio Companies in which we may directly or indirectly invest generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Valuation Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Because our investments are generally not in publicly traded securities, there will be uncertainty regarding the fair market value of our investments, which could adversely affect the determination of our NAV.

Our investments will generally not be in publicly traded securities (unless one of our direct Portfolio Companies goes public and then only to the extent we have not yet liquidated our securities holdings therein). Under the 1940 Act, for our investments for which there are no readily available market quotations, we will value such securities at fair value daily as determined in good faith by our Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with generally accepted accounting principles (“GAAP”). In connection with that determination, members of our Investment Adviser’s portfolio management team may prepare Portfolio Investment valuations using the most recent Portfolio Investment financial statements, reports and forecasts. The Investment Adviser may utilize the services of an independent valuation firm, which, if engaged, will prepare valuations for the securities of each of our Portfolio Investments that are not publicly traded or for which we do not have readily available market quotations. The types of factors that the Investment Adviser will take into account in providing its fair value recommendation to the Board of Trustees with respect to such non-traded investments will include, as relevant and, to the extent not captured by an underlying NAV, the valuations of the comparable Investment Vehicles, a Portfolio Company’s earnings, the markets in which a Portfolio Company does business, comparison to valuations of publicly traded companies in a Portfolio Company’s industry, comparisons to recent sales of comparable companies, the discounted value of the cash flows of a Portfolio Company and other relevant factors. This information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. Because such valuations are inherently uncertain and may be based on estimates, our determinations of fair market value may differ materially from the values that would be assessed if a readily available market for these securities existed. Due to this uncertainty, our fair market value determinations with respect to any non-traded investments we hold may cause our NAV on a given date to materially understate or overstate the value that we may ultimately realize on one or more of our investments. As a result, investors purchasing our Shares based on an overstated NAV would pay a higher price than the value of our investments might warrant. Conversely, investors tendering Shares for repurchase during a period in which the NAV understates the value of our investments will receive a lower price for their Shares than the value of our investments might warrant.

Bankruptcy Or Liquidation Loss Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may not realize gains from our investments and, because certain of our direct and indirect Portfolio Companies may incur substantial debt to finance their operations, we may experience a complete loss on our investment in the event of a bankruptcy or liquidation of any of such Portfolio Companies.

We plan to invest principally in the limited liability company membership interests (and limited partnership interests) of private funds that acquire equity securities (common and/or preferred stock, or securities convertible into or exchangeable therefor) of private companies. However, the equity interests we acquire indirectly through Investment Vehicles may not appreciate in value and, in fact, may decline in value. In addition, the private company securities we may acquire, directly or indirectly, are often subject to drag-along rights. Drag-along rights are rights granted to a majority stockholder in a particular company that enables such shareholder to force minority stockholders to join in the sale of a company on the same price, terms, and conditions as any other seller in the sale. Such drag-along rights could permit other stockholders, under certain circumstances, to force us or the Investment Vehicles in which we invest to liquidate our or their position in a particular Portfolio Company at a specified price, which could be, in our opinion, inadequate or undesirable or even below our or the relevant Investment Vehicle’s cost basis. In this event, we could realize a loss or fail to realize gain in an amount that we deem appropriate on our investment. Further, capital market volatility and the overall market environment may preclude the Portfolio Companies in which we invest directly or indirectly from realizing liquidity events and impede our or the relevant Investment Vehicle’s exit from these investments. Accordingly, we may not be able to realize gains from our investments, and any gains that we do realize on the disposition of any investments may not be sufficient to offset any other losses we experience. We will generally have little, if any, control over the timing of any gains we may realize from our investments. In addition, the Portfolio Companies in which we invest directly or indirectly may have substantial debt loads. In such cases, we or the relevant Investment Vehicle would typically be last in line behind any creditors in a bankruptcy or liquidation, and would likely experience a complete loss on our investment in such Portfolio Company.

Illiquidity And Speculation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private funds provide greater flexibility than registered funds but tend to be more illiquid and highly speculative.

Private funds typically provide greater flexibility than traditional investment funds that are registered under the 1940 Act with respect to the types of securities that may be owned, the types of trading strategies employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Accordingly, securities of the Investment Vehicles, as well as the Portfolio Companies in which the Investment Vehicles invest, tend to be more illiquid and highly speculative. Private funds have complex fee structures, including performance fees, that are broader than what is permitted for registered funds, and Shareholders may pay these fees indirectly by investing in this Fund. Furthermore, the Fund may have challenges in monitoring operations and performance of private funds due to the inability to access information about private fund investments and valuations. The Fund can only value private funds at NAV if permitted by applicable accounting standards.

Additionally, the Fund may make secondary investments in Investment Vehicles. Secondary investments refer to investments in Investment Vehicles through the acquisition of an existing interest by one investor from another in a negotiated transaction. In so doing, the buyer will acquire the existing interest and take on any future funding obligations in exchange for future returns and distributions. Secondary investments include the growing general partner led secondary market, which has evolved toward sales of a portion of a portfolio, or a specific asset, and continuation vehicles with general partners structuring a vehicle that allows for continued participation in the growth of the remaining assets, or a specific asset, beyond a fund’s traditional exit time frame. Secondary investments may also include newly established Investment Vehicles that are fully funded at the time of the Fund’s acquisition. Secondary investments may be acquired at a discount to an Investment Vehicle’s NAV. As a result, secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its daily NAV, since any such discounted secondary investment will be marked to its net asset value, which may be a price that is higher than its acquisition cost. If such unrealized gains are realized upon the Fund’s disposition of secondary investments, the Fund may generate distributable gains that are taxable to shareholders. Accordingly, the overall performance and net asset value of the Fund may be significantly impacted by the acquisition price paid by the Fund for its investments in secondaries. Because secondary investments are generally made when an Investment Vehicle has exited its initial investment period (typically three to seven years after the fund commences operations) and has deployed a significant portion of its capital into portfolio companies, secondary investments are viewed as more mature investments with greater certainty of portfolio construction and better visibility to the timing of future expected cash flows.

Secondary Transaction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will face risks associated with acquiring securities of Portfolio Companies in secondary transactions.

With respect to purchases of securities pursuant to purchase agreements that we will enter into for secondary transactions with eligible securityholders of Portfolio Companies, we may be subject to the risk that we may not timely obtain required approvals or waivers of contractual transfer restrictions following the execution of a purchase agreement. Typically, the transfer restriction that we will require a waiver of after the signing of a purchase agreement is the issuer’s right of first refusal (“ROFR”) for the issuer to purchase the securities that we seek to acquire pursuant to the purchase agreement. While we expect that we will be able to obtain required approvals or waivers of contractual transfer restrictions generally within two weeks of executing a purchase agreement, there may be cases in which it may take us longer than two weeks to obtain the requested approval or waiver. We will generally structure our purchase agreements for the acquisition of securities issued by Portfolio Companies to provide that approval of the transfer of securities or waiver of the transfer restrictions must be obtained within 35 days from the date of the execution. The purchase agreements will generally provide that in any such case, the agreement will terminate automatically if (i) approval of the transfer of securities or waiver of the transfer restrictions is not obtained within 35 days from the signing of the purchase agreement, or (ii) the closing of the purchase agreement, which is completed upon the wiring and receipt of the funds and the Fund receiving written notice of the recording of the transfer of the securities on the books and records of the issuer of the subject securities, does not occur within 35 days from the signing of the purchase agreement. These purchase agreements will not be treated as forward contracts (included in the definition of “derivatives transaction” in Rule 18f-4(a) under the 1940 Act), nor as unfunded commitment agreements described in Rule 18f-4(e).

With respect to purchase agreements that are subject to transfer restrictions (such as a ROFR) at the time of signing, we conclude that it would be appropriate to record the purchase at the time when any and all transfer restrictions have been satisfied. Investors of our Shares should understand that our conclusion is subject to different interpretations by regulatory agencies, courts and other bodies having oversight authority. If one or more of these authorities reach a different conclusion as it pertains to recognition of purchase agreements, it could result in us misstating the value of our assets.

Extended Holding Period Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The lack of liquidity in, and potentially extended holding period of, many of our investments may adversely affect our business, and will delay any distributions of any gains.

Our investments will generally not be in publicly traded securities (unless one of our direct Portfolio Companies goes public and then only to the extent we have not yet liquidated our securities holdings therein). As such, the securities we hold will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities, and the Investment Vehicles may limit or suspend their redemptions. The illiquidity of our investments may make it difficult, or impossible, for us to sell such investments if the need arises (e.g., to fund quarterly repurchases of Shares). Also, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we have previously recorded our investments. We will have no limitation on the portion of our portfolio that may be invested in illiquid securities, and a substantial portion or all of our portfolio will be invested in such illiquid securities. The organizational documents of the Investment Vehicles in which we principally invest may also prevent sale of our investment therein without the consent of the manager or general partner of the relevant Investment Vehicle. The Fund may also receive an in-kind distribution of securities from an Investment Vehicle that are illiquid or difficult to value and difficult to dispose of. The illiquid nature of our investments may adversely impact the Fund’s performance and liquidity, and the Fund may incur substantial fees and expenses in the disposition of such illiquid investments.

In addition, because we will deploy our capital to invest, directly or indirectly, in private companies, we do not expect realization events, if any, to occur in the near term with respect to the majority of our investments. We expect that our holdings of securities may require several years to appreciate in value, and we can offer no assurance that such appreciation will occur. Even if such appreciation does occur, it is likely that purchasers of our Shares could wait for an extended period of time before any appreciation or sale of our investments, and any attendant distributions of gains, may be realized.

Concentration Of Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our portfolio may be focused on a limited number of Portfolio Investments, which will subject us to a risk of significant loss if the business or market position of the ultimate Portfolio Companies deteriorates or their particular industries experience a market downturn.

To the extent we limit our number of investments, the aggregate returns we realize may be significantly adversely affected if a small number of investments perform poorly or if we need to write down the value of any one investment. Beyond our income tax asset diversification requirements and our Fundamental Concentration Policy (which requires us to invest at least 25% of our total assets in the information technology sector), we do not have fixed guidelines for diversification, and our investments could be focused on relatively few Portfolio Investments. As a result, a downturn in any particular industry in which a significant number of our direct or indirect Portfolio Companies operate could materially adversely affect us.

The Investment Vehicles in which we invest will likely invest 25% or more of the value of their total assets in the information technology sector. As a result, the Fund will be subject to greater investment risk to the extent that a significant portion of its assets may at times be invested, through investments the Fund makes in the Investment Vehicles, in the securities of issuers engaged in similar businesses that are likely to be affected by the same market conditions and other industry-specific risk factors.

While the Fund seeks to provide broad-based access to Investment Vehicles with exposure to private growth-oriented companies, the Fund is classified as a “non-diversified” investment company under the 1940 Act, which means we are not limited by the 1940 Act in the proportion of our assets that may be invested in the securities of a single Portfolio Investment. However, we intend to conduct our operations so as to qualify as a RIC for purposes of the Code (including by meeting the applicable diversification requirements under the Code), which generally will relieve the Fund of any liability for U.S. federal income tax to the extent our earnings are distributed to stockholders. See “U.S. Federal Income Tax Matters” for a more detailed discussion. Because we, as a non-diversified investment company, may invest in a smaller number of individual Portfolio Investments than a diversified investment company, an investment in the Fund presents greater risk to you than an investment in a diversified investment company.

Technology Sector Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The information technology sector in which we principally invest, directly or indirectly, is subject to many risks, including volatility, intense competition, decreasing life cycles, product obsolescence, changing consumer preferences and periodic downturns.

Given the experience of our Investment Adviser’s senior investment professionals within the information technology sector, and in light of our Fundamental Concentration Policy, we expect that at least 25%, and likely a much greater percentage, of the Portfolio Investments in which we invest will operate, or invest in companies that operate, in the information technology sector. The Fund’s performance may be closely tied to the performance of information technology issuers and, as a result, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. The revenues, income (or losses) and valuations of companies in the information technology sector can and often do fluctuate suddenly and dramatically. In addition, because of rapid technological change, the average selling prices of products and some services provided by companies in the information technology sector have historically decreased over their productive lives. As a result, the average selling prices of products and services offered by the companies underlying our Portfolio Investments that operate in the information technology sector may decrease over time, which could adversely affect their operating results and, correspondingly, the value of any securities that we may hold directly or indirectly therein. The companies underlying our Portfolio Investments could also face intense competition from other companies that are focused on the same product, service or offering, and that may be better funded than those in our portfolio. Further, certain technologies are subject to the whims of changing consumer preferences, and services, products or offerings of the companies in our portfolio may suffer from decreased demand due to such changing preferences. Any or all of the foregoing could, in turn, materially adversely affect our business, financial condition and results of operations.

Lack Of Control In Portfolio Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Because we will not hold controlling interests in our Portfolio Investments, we will not be in a position to exercise control over our Portfolio Investments or to prevent decisions by substantial shareholders, investors or management of our Portfolio Investments that could decrease the value of our investments.

We do not intend to, nor do we anticipate that we will, take controlling equity positions in our Portfolio Companies. As a result, we will be subject to the risk that a Portfolio Investment may make business decisions with which we disagree, and the stockholders, investors and/or management of a Portfolio Investment (or underlying Portfolio Company) may take risks or otherwise act in ways that are adverse to our interests. In addition, other shareholders, such as venture capital and private equity sponsors, that have substantial investments in our direct or indirect Portfolio Companies may have interests that differ from that of the relevant Portfolio Company or its minority shareholders, which may lead them to take actions that could materially and adversely affect the value of our investment in a Portfolio Investment. Due to the lack of liquidity for the investments that we will typically hold, we may not be able to dispose of our investments in the event we disagree with the actions of a Portfolio Company or its substantial shareholders (and it is highly likely that, to the extent we hold an indirect interest in such Portfolio Company that we will not be able to dispose of our investment in the relevant Investment Vehicle as it relates to such Portfolio Company), and may therefore suffer a decrease in the value of our investments.

Duplicative Fees And Commitment Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We plan to invest principally in private Investment Vehicles operating a venture capital strategy, which could result in duplicative fee structures and a lack of control over our ultimate investments in Portfolio Companies. To the extent we make a capital commitment to any particular Investment Vehicle and fail to fund such commitment, our initial investment could be subject to penalty, partial forfeiture or complete loss.

We pay an Advisory Fee to the Investment Adviser and most if not all of the Investment Vehicles in which we invest will also charge a fee to investors for investment management, the Fund will incur higher and duplicative expenses, including advisory fees, when it invests in Investment Vehicles than a fund that invests directly into Portfolio Companies. The fees paid by Investment Vehicles to their advisers and general partners or managing members often are higher than those paid by registered funds and generally include a percentage of gains, which are considered performance fees. The Fund will bear its proportionate share of the management fees and other expenses that are charged by an Investment Fund in addition to the management fees and other expenses paid by the Fund. The Fund’s ability to achieve its investment objective depends largely on the performance of the Investment Vehicles selected. Each Investment Vehicle has its own investment risks, and those risks can affect the value of the Investment Vehicles’ securities and therefore the value of the Fund’s investments. There can be no assurance that the investment objective of any Investment Vehicle will be achieved. An Investment Vehicle may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Investment Vehicle at a time that is unfavorable to the Fund. The Fund may also be unable to liquidate its investment in a private Investment Vehicle when desired. Because the Fund will invest in Investment Vehicles that are not registered as investment companies, the Fund as an investor in these funds would not have the benefit of certain protections afforded to investors in registered investment companies. The Fund may not have the same amount of information about the identity, value, or performance of the Investment Vehicles’ investments as such Investment Vehicles’ managers. Investments in Investment Vehicles generally will be illiquid and generally may not be transferred without the consent of the managers of the applicable Investment Vehicle. The Fund may be unable to liquidate its investment in an Investment Vehicle when desired (and may incur losses as a result), or may be required to sell such investment regardless of whether it desires to do so. Upon its withdrawal of all or a portion of its interest in an Investment Vehicle, the Fund may receive securities that are illiquid or difficult to value. The Fund may not be able to withdraw from an Investment Vehicle except at certain designated times, thereby limiting the ability of the Fund to withdraw assets from the Investment Vehicle due to poor performance or other reasons. While most of the Investment Vehicles in which the Fund makes its investments will not require the Fund to make a “capital commitment” (i.e., a commitment made by the Fund to pay money to fund the Fund’s investment in tranches called by the investment advisor of such Investment Vehicle at the times and in the manner set forth in the Fund’s agreement with the Investment Vehicle to make such capital commitments), to the extent we do make investments in Investment Vehicles with a “capital commitment”, any failure on behalf of the Fund to fund such capital commitments, when called, could result in various penalties of default, including (i) a reduction or a complete loss of the Fund’s initial investment(s) in such Investment Vehicle; (ii) a prohibition from making additional investments in the Investment Vehicle; and (iii) any other actions that the Investment Vehicle may bring against the Fund.

Performance Fee Misalignment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The performance fees paid by Investment Vehicles to their general partners or managing members may cause such persons to make investments that have a greater risk/reward profile than would be the case in the absence of such performance fees, which may have an adverse impact on the Fund.

The performance fees paid by the Investment Vehicles in which the Fund invests to the general partners or managing members of such entities generally include a percentage of the gains of such Investment Vehicles, but may not be required to bear any percentage of the losses suffered thereby. This feature may cause the general partners or managing members to make or approve investments that have a greater risk/reward profile than would be the case in the absence of such a feature. Furthermore, management fees are generally required to be paid to the investment advisor of an Investment Vehicle even if such Investment Vehicle experiences net losses in a particular year or over the term of such Investment Vehicle.

Special Purpose Vehicle Restrictions And Fee Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The SPVs through which we may invest in Portfolio Companies may impose, among other items, additional restrictions and fees on the Fund’s investments in such Portfolio Companies.

Our investments in SPVs will typically require us to bear a pro rata share of the vehicles’ expenses, including operating and offering-related costs, which could result in higher expenses than if we invested in the single underlying Portfolio Company directly. Because SPVs are organized by managers unaffiliated with us and we will typically be one of many investors in the SPV, in purchasing an SPV interest, we entrust all aspects of the management of the SPV to its manager. SPVs are generally organized as limited liability companies. Some SPVs in which we invest may impose restrictions on when investors may withdraw their investment or limit the amounts investors may withdraw. To the extent we seek to reduce or sell our investment at a time or in an amount that is prohibited, we may not have the liquidity necessary to participate in other investment opportunities or may need to sell other investments that we may not have otherwise sold. Additionally, SPVs are not publicly traded and therefore may not be as liquid as other types of investments. The value of an SPV investment generally equals the fair value of its underlying securities, after discounting to take into account any fees paid to the SPV. Therefore, the fair value of investments in SPVs may differ from the value of the underlying securities were we to hold such securities directly. Finally, as investors in an SPV, we own interests in the SPV and have no ownership rights to the underlying securities. These characteristics present additional risks for shareholders. Individual SPVs that we invest in may have different terms and structures, which may present unique risks and result in different fee levels.

Non 1940 Act Investment Vehicle Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Vehicles in which we invest may not be registered as investment companies under the 1940 Act and therefore may not be subject to the provisions of the 1940 Act that are intended to be protective of our investors.

The Investment Vehicles in which we invest may not be registered as investment companies under the 1940 Act. Accordingly, the provisions of the 1940 Act, which, among other things, require investment companies to have securities held in custody at all times in segregated accounts and regulate the relationship between the investment company and its asset management, may not be applicable to an investment in the Investment Vehicle. While some managers of Investment Vehicles will register with the SEC and state agencies as registered investment advisers, because most if not all of the Investment Vehicles in which we invest will be pursuing a venture capital strategy, most if not all of the managers thereof will be exempt from registration. In such cases, these managers will not be subject to various disclosure requirements and rules that would apply to registered investment advisers.

Lack Of Operating History Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The lack of operating history of Investment Vehicles may hamper the Investment Adviser’s ability to evaluate their investment performance.

Certain Investment Vehicles may be newly formed entities that have no operating histories. In such cases, the Investment Adviser may evaluate the past investment performance of the applicable managers of the Investment Vehicles or of their personnel. However, this past investment performance may not be indicative of the future results of an investment in an Investment Vehicle, and certain managers may have no past investment performance to evaluate at all. Although the Investment Adviser and its affiliates and its personnel have experience evaluating the performance of managers of Investment Vehicles, the Fund’s investment programs should be evaluated on the basis that there can be no assurance that the Investment Adviser’s assessments of Investment Vehicles, and in turn their assessments of the short-term or long-term prospects of investments, will prove accurate. Thus, the Fund may not achieve its investment objective and its NAV may decrease.

Cryptocurrency And Digital Asset Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

To the extent any of the Portfolio Investments hold digital assets and/or cryptocurrencies, the value of the Fund’s investment may be highly volatile and subject to fluctuations due to a number of factors.

Certain Portfolio Investments may hold digital assets and/or cryptocurrencies, including decentralized application tokens, protocol tokens and other cryptofinance coins, initial coin offerings, tokens and digital assets and instruments that are based on blockchain, distributed ledger or similar technologies, and derivatives on such cryptocurrencies (“Digital Assets”) as investments. The price of any such Digital Assets may fluctuate widely, which could adversely affect the value of the Shares, as well as the Investment Adviser’s ability to fair value the Shares. The price of any such Digital Assets held by Portfolio Investments could drop precipitously (including to zero). Several factors may result in a fall in the price of Digital Assets and may have a material adverse impact on the Fund, its investments and its ability to implement its investment strategy, including:

●	Regulatory changes, whether in or outside the United States, which inhibit (or ban) the holding and/or transacting in any such Digital Assets;

●	Whether a particular Digital Asset is determined to be a security or offered and sold as a security under federal or state securities laws;

●	Enforcement actions by regulatory authorities on cryptocurrency asset trading platforms on which Digital Assets are traded and which may serve as a pricing source for the calculation of the reference rate for Digital Assets that are used to value the Fund’s investments;

●	Fragmentation and lack of regulation of Digital Assets marketplaces, including of spot markets for cryptocurrency assets, can result in fraud, theft or market manipulation;

●	Global supply of any particular Digital Asset;

●	Any vulnerabilities regarding specific distributed ledgers to the extent that there is concentration in the ownership and/or staking of a Digital Asset and the level of concentration. These risks are generally heightened when there are higher levels of concentration of the ownership and/or staking of such Digital Assets;

●	That a significant portion of a Digital Asset is held by a small number of holders sometimes referred to as “whales”;

●	The potential for a blockchain for a cryptocurrency asset to diverge into different paths, also known as a “fork,” and the risk that proposed changes in the software of a digital asset are not adopted by a sufficient number of users, resulting in competing blockchains with different native crypto assets and sets of participants. The price of a Digital Asset in which the Fund may have exposure may reflect the impact of these forks;

●	The adoption of any particular Digital Asset as a medium of exchange, store-of-value or other consumptive asset and the maintenance and development of the open-source software protocol of the relevant network, and speculative expectations related thereto;

●	Interest rates, the rates of inflation of fiat currencies or cryptocurrencies, and Digital Asset and fiat currency conversion and exchange rates;

●	Investors’ expectations with respect to interest rates, the rates of inflation of fiat currencies or cryptocurrencies, and Digital Asset and fiat currency conversion and exchange rates;

●	Monetary policies of governments, trade restrictions, currency devaluations and revaluations and regulatory measures or enforcement actions, if any, that restrict the use of any Digital Asset as a form of payment or the purchase of Digital Assets on the relevant markets;

●	Increased competition from other forms of Digital Assets or payment services, including digital currencies constituting legal tender that may be issued in the future by central banks, or Digital Assets meant to serve as a medium of exchange by major private companies or other institutions;

●	Consumer and investor preferences and perceptions of Digital Assets;

●	Decreased confidence in Digital Asset exchanges generally and instability resulting from the failure of certain Digital Asset exchanges or cryptocurrency, such as the collapse of the FTX cryptocurrency exchange and the crash of the stablecoin Terra USD in 2022, or their being subject to theft, hacks, service outages, or manipulative trading activity, as well as to the lack of regulation and transparency associated with Digital Assets, such as Bitcoin, Litecoin and Ethereum;

●	Fiat currency withdrawal and deposit policies on cryptocurrency exchanges;

●	The liquidity of, and the levels of speculative interest and trading activity in, the Digital Asset markets;

●	Investment and trading activities of large holders of a particular Digital Asset;

●	An active derivatives market for Digital Assets; and

●	Valuation of investments by private funds and by the Fund.

An event that is not related to the security or utility of a blockchain can nonetheless precipitate a significant decline in the price of a different Digital Asset, such as the collapse of the FTX cryptocurrency exchange and the crash of the stablecoin Terra USD in 2022.

Adverse Market Condition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Adverse market conditions may have a material adverse impact on the Fund’s Portfolio Investments and the Fund’s returns.

The U.S. capital markets have experienced extreme volatility and disruption in recent years following the spread of COVID-19 in the United States, the failure of certain regional banks, military conflicts (including the conflict between Russia and Ukraine and the Israel-Hamas war), changes in monetary policies in response to changes in interest rates and inflation and increasing tensions relating to trade relationships, such as between the United States and China. Disruptions in the capital markets have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity would be expected to have an adverse effect on the Fund’s business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to the Fund. During periods of market disruption, portfolio companies may be more likely to seek to draw on unfunded commitments the Fund has made, and the risk of being unable to fund such commitments is heightened during such periods. These events have limited and could continue to limit the Fund’s investment originations, limit the Fund’s ability to grow and have a material negative impact on the Fund’s operating results and the fair values of the Fund’s debt and equity investments.

General Economic Condition Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic Conditions

The success of the Fund’s activities will be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of the Fund’s investments), tax considerations and tax treatment, trade barriers, the imposition of tariffs, responses from foreign governments to the imposition of tariffs, currency exchange controls, disease outbreaks, pandemics, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts and security operations). These factors may affect the level and volatility of the prices and liquidity of the Fund’s investments and could impair the Fund’s profitability or result in losses. The Fund could incur material losses as a result of difficult market conditions, and there can be no assurance that the Fund will not suffer material losses and other adverse effects from broad and rapid changes in market conditions in the future.

Global Financial Crisis Impact Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Financial Crises and Effects on Global Financial Markets

World financial markets have in the past experienced and may in the future experience extraordinary market conditions, including, among other things, extreme losses and volatility in securities markets and the failure of credit markets to function. In reaction to these events, regulators in the U.S. and several other countries previously have taken and may in the future take regulatory actions. However, global financial markets may remain volatile, and it is uncertain whether regulatory actions will be able to prevent losses and volatility in securities markets. It is possible that regulatory actions might increase the possibility of future volatility. Regulations may increase market fragmentation and decrease the global flow of capital as it may be too difficult for the Fund and other market participants to comply with multiple regulatory regimes. There may be significant new regulations that could limit the Fund’s activities and investment opportunities or change the functioning of capital markets, and there is the possibility of regional and/or worldwide economic downturn. Consequently, the Fund may not be capable of, or successful at, preserving the value of its assets, generating positive investment returns, or effectively managing its risks.

Foreign Securities Volatility Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

To the extent the Fund invests in foreign securities, such securities may be riskier, more volatile, and less liquid than investments in U.S. securities.

Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection, less stringent accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions), may affect the value of any Fund investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Political Social And Economic Uncertainty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Political, social and economic uncertainty risks could have a material adverse effect on the Fund.

Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests, directly and indirectly, are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Uncertainty can result in or coincide with: increased volatility in the global financial markets, including those related to equity and debt securities, loans, credit, derivatives and currency; a decrease in the reliability of market prices and difficulty in valuing assets; greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); further social, economic, and political instability; nationalization of private enterprises; greater governmental involvement in the economy or in social factors that impact the economy; greater, less or different governmental regulation and supervision of the securities markets and market participants and increased, decreased or different processes for and approaches to monitoring markets and enforcing rules and regulations by governments or self-regulatory organizations; limited, or limitations on the, activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; inability to purchase and sell assets or otherwise settle transactions (i.e., a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high, rates of inflation, which can last many years and have substantial negative effects on markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

Although it is impossible to predict the precise nature and consequences of these events, or of any political or policy decisions and regulatory changes occasioned by emerging events or uncertainty on applicable laws or regulations that impact the Fund’s investments, it is clear that these types of events will impact the Fund and the issuers in which it invests, directly and indirectly. The Portfolio Investments in which the Fund invests could be significantly impacted by emerging events and uncertainty of this type and the Fund will be negatively impacted if the value of its portfolio holdings decrease as a result of such events and the uncertainty they cause. There can be no assurance that emerging events will not cause the Fund to suffer a loss of any or all of its investments or interest thereon. The Fund will also be negatively affected if the operations and effectiveness of the Investment Adviser, its affiliates, the issuers in which the Fund invests or their key service providers are compromised or if necessary or beneficial systems and processes are disrupted.

No Operating History Of Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We have limited operating history and we are dependent on the portfolio manager of our Investment Adviser.

We were formed in April 2021 and have limited operating history. As a result, we have limited financial information on which you can evaluate an investment in the Fund. In addition, our Investment Adviser, AngelList Asset Management, LLC (formerly Strawberry Tree Management Company LLC), was formed in 2023 and has no previous experience managing a closed-end, registered investment company. We are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of your investment could decline substantially or fall to zero. In addition, we are initially reliant on Erik Syvertsen, our President and one of our Trustees, as well as portfolio manager Ankur Nagpal for implementation of our initial investment program until such time as the Fund builds out a larger investment team. The absence or departure, for any reason, of either of the foregoing would require the Investment Adviser to replace such person with other qualified personnel, which could have an adverse impact on our investment program. The Investment Adviser intends to hire additional investment professionals.

Dependence On Portfolio Managers Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our financial condition and results of operations will depend on our ability to achieve our investment objective.

Our ability to achieve our investment objective will depend on our Investment Adviser’s ability to identify, analyze and invest in Portfolio Investments that meet our investment criteria. Accomplishing this result on a cost-effective basis is largely a function of our Investment Adviser’s structuring of the investment process and its ability to provide competent, attentive and efficient services to us. There can be no assurance that the Investment Adviser will be successful in investing in Portfolio Investments that meet our investment criteria, or that we will achieve our investment objective. In addition, if the Fund fails to achieve its estimated size and the Expense Limitation Agreement is not renewed, expenses will be higher than expected. It may be difficult to implement the Fund’s strategy unless we raise a meaningful amount of assets.

Our Investment Adviser also currently manages several pooled investment vehicles in which we have no economic interest. These investment vehicles are typically Delaware limited liability companies, which hold the securities of one or more issuers of private company stock. Managing these pooled investment vehicles requires the time of the Investment Adviser’s professionals, and may distract them or slow the rate of investment in the Fund. Even if we are able to grow and build upon our investment operations, any failure to manage our growth effectively could have a material adverse effect on our business, financial condition, results of operations and prospects. The results of our operations will depend on many factors, including the availability of opportunities for investment, readily accessible short and long-term funding alternatives in the financial markets, and economic conditions. Furthermore, if we cannot successfully operate our business or implement our investment policies and strategies as described herein, it could negatively impact our ability to make distributions.

Quarterly Result Fluctuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will likely experience fluctuations in our quarterly results and we may be unable to replicate past investment opportunities or make the types of investments we have made as of any particular date in future periods.

We will likely experience fluctuations in our quarterly operating results due to a number of factors, including the rate at which we make new investments, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. These fluctuations may in certain cases be exaggerated as a result of our focus on realizing capital gains rather than current income from our investments. As a result of these factors, results for any period should not be relied upon as being indicative of performance in future periods.

Illiquidity Of Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Due to the illiquid nature of our investments, we may not be able to sell our investments when we determine to do so.

When we or one of the Investment Vehicles in which we invest complete an investment, such purchaser generally becomes bound to the contractual transfer limitations imposed on the subject company’s stockholders as well as other contractual obligations, such as tag-along rights (i.e., rights of a company’s minority stockholders to participate in a sale of such company’s shares on the same terms and conditions as a company’s majority shareholder, if the majority stockholder sell its shares of the company). These obligations generally expire only upon an IPO by the subject company. As a result, prior to an IPO of a particular Portfolio Company, our or an Investment Vehicle’s ability to liquidate such securities may be constrained. Transfer restrictions and inability to withdraw capital from Investment Vehicles other than on a distribution therefrom could limit our ability to liquidate our positions in these securities (e.g., to fund quarterly repurchases of Shares).

We intend to adhere to our primary investment strategy to “buy and hold” our Portfolio Investment securities. However, in the event we determine it is in the best interest of the Fund to liquidate such securities prior to a Portfolio Investment’s liquidity event (i.e., IPO or merger or acquisition transaction of a Portfolio Company), there can be no assurance that a trading market will develop for the securities that we determine to liquidate or that the subject Portfolio Investments will permit their shares or interests to be sold through such platforms.

Due to the illiquid nature of most of our investments, we may not be able to sell these securities at times when we deem it necessary to do so (e.g., to fund quarterly repurchases of Shares), or at all. Due to the difficulty of assessing our NAV, the NAV for our Shares may not fully reflect the illiquidity of our portfolio, which may change on a daily basis, depending on many factors.

Lock Up Restriction Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The Investment Vehicles in which we invest may be subject to lock-up provisions or agreements that could prohibit them from selling securities underlying our investments for a specified period of time.

Even if some of the Portfolio Companies of our Investment Vehicles complete IPOs, such private funds will often be subject to lock-up provisions that prohibit them from selling investments into the public market for specified periods of time after IPOs, typically 180 days. As a result, the market price of securities that we indirectly hold may decline substantially before the Investment Vehicles are able to sell these securities following an IPO and make distribution of proceeds to the Fund.

Complex Capital Structure Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are significant potential risks associated with investing, directly or indirectly, in venture capital and private equity-backed companies with complex capital structures.

A primary feature of our investment objective is to invest in private companies indirectly through Investment Vehicles, and to hold such our investments in such Investment Vehicles until a liquidity event with respect to such underlying Portfolio Company occurs, such as an initial public offering or a merger or acquisition transaction. Such private companies frequently have much more complex capital structures than traditional publicly-traded companies, and may have multiple classes of equity securities with differing rights, including with respect to voting and distributions. In addition, it is often difficult to obtain information with respect to private companies’ capital structures, and even where we are able to obtain such information, there can be no assurance that it is complete or accurate. In certain cases, such private companies may also have preferred stock or senior debt outstanding, which may heighten the risk of investing in the underlying equity of such private companies, particularly in circumstances when we have limited information with respect to such capital structures. Although we believe that our Investment Adviser’s senior investment professionals and our Board of Trustees have extensive experience evaluating and investing in private companies with such complex capital structures, and in Investment Vehicles that invest in such companies, there can be no assurance that we will be able to adequately evaluate the relative risks and benefits of investing in a particular Investment Vehicle or its underlying investments. Any such failure on our part could cause us to lose part or all of our investment, which in turn could have a material and adverse effect on our NAV and results of operations.

Conflict Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There are significant potential conflicts of interest, which could impact our investment returns and limit the flexibility of our investment policies.

We have entered into an Investment Advisory Agreement with the Investment Adviser. Ankur Nagpal, the portfolio manager for the Fund, and Erik Syvertsen, the Investment Adviser’s Chief Executive Officer, are the executive officers of the Investment Adviser and, as such, have decision-making authority with respect to the management of the Adviser’s investment advisory business.

In addition, our executive officers and Trustees, and the principals of our Investment Adviser serve or may serve as officers and directors of entities that operate in a line of business similar to our own, including new entities that may be formed in the future. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in the best interests of us or our Shareholders.

While the investment focus of each of these entities may be different from our investment objective, it is likely that new investment opportunities that meet our investment objective will come to the attention of one of these entities, or new entities that will likely be formed in the future in connection with another investment advisory client or program, and, if so, such opportunity might not be offered, or otherwise made available, to us. However, our executive officers, Trustees and Investment Adviser intend to treat us in a fair and equitable manner over time consistent with their applicable duties under law so that we will not be disadvantaged in relation to any other particular client. In addition, while the Investment Adviser anticipates that it will from time to time identify investment opportunities that are appropriate for both the Fund and the other funds or accounts that are currently or in the future may be managed by the Investment Adviser, to the extent it does identify such opportunities, the Investment Adviser has established a written allocation policy to ensure that the Fund is not disadvantaged with respect to the allocation of investment opportunities among the Fund and such other funds and accounts. These allocation policies provide that the general policy of the Investment Adviser is that allocations must be fair and equitable, consistent with each client’s governing documents and the Investment Adviser’s fiduciary duties. The factors that the Adviser may consider when determining allocations include, without limitation: (1) client mandate nuances and restrictions; (2) portfolio construction targets (diversification, exposures, position sizing); (3) stage of each client’s investment period, cash availability, or pacing; (4) regulatory, tax, or operational considerations; (5) existing exposure to the issuer or sector; and (6) minimum/maximum check sizes or issuer-imposed capacity limits. Our Board of Trustees will monitor on a quarterly basis any such allocation of investment opportunities between the Fund and any such other funds and accounts.

We do not intend to enter into transactions with Portfolio Investments that may be considered affiliates of the Fund or the Investment Adviser, nor do we intend (a) to purchase or sell any securities or other property, to or from any affiliate or promoter of the Fund, or any principal underwriter of the Fund, or any affiliate of the foregoing, (b) to loan money to any of the foregoing, or (c) to enter into a joint enterprise with any of the foregoing. As such, the Fund does not anticipate any conflicts of interest or potential issues arising with respect to the prohibitions on affiliate transactions contained in Sections 17(a) and 17(d) of the 1940 Act (and the rules promulgated thereunder). The Fund will at all times comply with such provisions, and to the extent deemed necessary by the Board of Trustees, will apply for exemptive relief from the SEC. If the Fund files an application for exemptive relief with the SEC for any reason, there is no guarantee that such relief will be granted. In any interim period pending response to an application for exemptive relief from the SEC, the Fund will comply with the requirements of the 1940 Act concerning affiliate transactions. In addition, the Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any prohibited transactions with any affiliates. Under the 1940 Act, our Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.

We have also adopted a Code of Ethics which applies to, among others, our officers, including our principal executive officer and principal financial officer, as well as our Trustees, Chief Compliance Officer and employees. Our officers and Trustees also remain subject to the fiduciary obligations imposed by both the 1940 Act and applicable state corporate law. Our Code of Ethics requires that all employees, officers and Trustees avoid any conflict, or the appearance of a conflict, between an individual’s personal interests and our interests. Pursuant to our Code of Ethics, each employee and Trustee must provide the Fund with periodic reports concerning their personal securities transactions and obtain prior clearance of certain personal trades. The Board of Trustees shall consider reports made to it under the Code of Ethics and shall determine whether the policies established in the Code of Ethics have been violated, and what sanctions, if any, should be imposed on the violator, including, but not limited to, a letter of censure, suspension or termination of the employment of the violator, or the unwinding of the transaction and disgorgement of any profits to the Fund. The Board of Trustees shall review the Code of Ethics at least once a year.

In addition, certain Investment Vehicles in which the Fund invests may be subject to potential conflicts of interest, which could ultimately impact the Fund’s returns. For example, certain Investment Vehicles may pay up to 5% of their total profits to affiliates of their investment advisers, which may incentive such investment advisers to pursue speculative investments and use leverage in a manner that adversely impacts their performance.

Adviser Inexperience Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

The lack of experience of our Investment Adviser and its management in operating under the constraints imposed on us as a registered investment company may hinder the achievement of our investment objective.

We will be subject to numerous constraints on our operations under both the 1940 Act and the Code. For example, qualification for U.S. federal income taxation as a RIC requires satisfaction of source-of-income, diversification and distribution requirements. The Investment Adviser does not have experience investing under these constraints. These constraints, among others, may hinder the Investment Adviser’s ability to take advantage of attractive investment opportunities and to achieve our investment objective.

Corporate Level Taxation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We may be subject to certain corporate-level taxes regardless of whether we continue to qualify as a RIC.

We intend to elect to be treated as a RIC and to operate in a manner so as to qualify annually for the U.S. federal income tax treatment applicable to RICs. As a RIC, we generally will not pay corporate-level U.S. federal income taxes on our income and gain that we distribute to our Shareholders if such distributions are made on a timely basis. To qualify as a RIC, we must meet certain income source, asset diversification and annual distribution requirements (and will pay corporate-level U.S, federal income tax on any undistributed income). Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that we obtain information from the Investment Vehicles in which we are invested. However, Investment Vehicles generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for us to monitor the sources of our income and the diversification of our assets and otherwise comply with Subchapter M of the Code, and ultimately may limit the universe of Investment Vehicles in which we can invest. Furthermore, although we expect to receive information with respect to the investment performance of an Investment Vehicle on a regular basis, in most cases there is little or no means of independently verifying this information and certain Investment Vehicles may not provide this information on a timely basis. We may also be subject to certain U.S. federal excise taxes, as well as state, local and foreign taxes (including withholding taxes).

We will satisfy the annual distribution requirement for a RIC if we distribute to our Shareholders on a timely basis generally an amount equal to at least 90% of our investment company taxable income for each year. Under certain circumstances, we may be restricted from making distributions necessary to qualify as a RIC. If we are unable to obtain cash from other sources, we may fail to qualify as a RIC and, thus, may be subject to corporate-level income tax. Because we must make distributions to our Shareholders as described above, such distributed amounts, to the extent a Shareholder is not participating in our dividend reinvestment option, will not be available to us to make investments. We will be subject to corporate-level U.S. federal income tax on any undistributed income and/or gain.

To qualify as a RIC, in general, we must also meet certain annual income source requirements at the end of each taxable year and asset diversification requirements at the end of each quarter of each taxable year. Failure to meet these tests may result in our having to (a) dispose of certain investments quickly or (b) raise additional capital to prevent the loss of RIC status. Because most of our investments are in private vehicles and are generally illiquid, any such dispositions may be at disadvantageous prices and may result in losses. Additionally, we may only be permitted to redeem our interest in an Investment Vehicle at certain times specified by the governing documents of each respective Investment Vehicle. These limitations may prevent us from timely curing a diversification failure by disposing of non-diversifying assets.

Some of the income that we may earn directly or indirectly through an Investment Vehicle, such as income recognized from an equity investment in an operating partnership or certain income or gain from cryptocurrencies, may not satisfy the income source test. The Fund may have to dispose of interests in Investment Vehicles that it would otherwise have continued to hold, or devise other methods of cure, to the extent certain Investment Vehicles earn income of a type that is not qualifying gross income for purposes of the gross income test or hold assets that could cause the Fund not to satisfy the RIC asset diversification test. To manage the risk that such income might jeopardize our tax status as a RIC resulting from a failure to satisfy the gross income test, one or more wholly owned U.S.- or foreign-domiciled subsidiaries, including special purpose vehicles formed by the Fund to acquire securities (each, a “Subsidiary”), treated as either U.S. corporations or non-U.S. corporations for U.S. federal income tax purposes may be employed to hold the related investment. Such Subsidiaries generally will be required to incur entity-level income taxes on their earnings, which ultimately will reduce the return to our Shareholders. The Fund will comply with the provisions of Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary and with provisions of Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any Subsidiary. Any Subsidiary will not be a registered investment company under the 1940 Act and therefore is not required to comply with the requirements of the 1940 Act applicable to registered investment companies, including Section 17. However, the Fund will apply the provisions relating to affiliated transactions and custody set forth in Section 17 of the 1940 Act and/or the rules thereunder to any Subsidiary. The Investment Adviser will serve as the adviser to any Subsidiary pursuant to the Investment Advisory Agreement with respect to the Fund, which complies with Section 15 of the 1940 Act. The Fund will not primarily control or acquire any entity that engages in investment activities in securities or other assets other than a wholly owned Subsidiary.

Also, the rules applicable to our qualification as a RIC are complex with many areas of uncertainty. Accordingly, no assurance can be given that we will continue to qualify as a RIC. If we fail to qualify as a RIC for any reason and become subject to regular “C” corporation income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on us and our Shareholders. The Code includes certain savings provisions that will allow the Fund to cure certain inadvertent failures to qualify as a RIC due to failures of the income source and asset diversification requirements, although there may be additional taxes due in such cases. We cannot assure you that we would qualify for any such relief should we fail the income source or asset diversification requirements. For a more detailed discussion, see “U.S. Federal Income Tax Matters”.

Tax On Reinvested Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Shareholders may be subject to federal, state or local income tax as a result of the automatic reinvestment of distributions without distribution of cash to pay such tax.

For U.S. federal income tax purposes, all distributions are generally taxable whether a Shareholder takes them in cash or they are reinvested pursuant to the reinvestment policy in additional Shares of the Fund. The automatic reinvestment of distributions does not relieve a participant of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions and does not provide a participant a correlating distribution of cash to pay such tax. For a more detailed discussion, see “U.S. Federal Income Tax Matters”.

Limited Shareholder Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Offering Made Pursuant to this Prospectus and Our Shares Shareholders will have only limited liquidity.

The Fund is a closed-end investment company and is designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There is currently no secondary market for the Shares and the Fund expects that no secondary market will develop. Shares may only be transferred or resold in accordance with the Fund’s repurchase policy, which is at the sole discretion of the Board.

The Fund does not currently intend to list its Shares for trading on any national securities exchange, and there is not expected to be any secondary trading market in the Shares. The Shares are therefore not readily marketable. Even though the Fund may make quarterly repurchase offers to repurchase a portion of the Shares to provide some liquidity to Shareholders, you should consider the Shares to be illiquid. This risk may be even greater for Shareholders expecting to sell their Shares in a relatively short period during the Fund’s continuous offering. In addition, substantial requests for the Fund to repurchase Shares could require the Fund to liquidate certain of its investments more rapidly than otherwise desirable to raise cash to fund the repurchases and achieve a market position appropriately reflecting a smaller asset base. This could have a material adverse effect on the value of the Shares. The Fund is not suitable for investors who cannot bear the risk of loss of all or part of their investment, or who need a reasonable expectation of being able to liquidate all or a portion of their investment in a particular time frame. The Shares are appropriate only for those investors who can tolerate a high degree of risk and do not require a liquid investment.

With respect to any required minimum distributions from an IRA or other qualified retirement plan, it is the obligation of the Shareholder to determine the amount of any such required minimum distribution and to otherwise satisfy the required minimum. In the event that Shareholders tender for repurchase more than the Repurchase Offer Amount for a given repurchase offer, the Fund will repurchase the shares on a pro rata basis, which may result in the Fund not honoring the full amount of a required minimum distribution requested by a Shareholder.

See “Quarterly Repurchases of Shares.”

Cyberattack Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

A cyberattack could have a material adverse effect on the Fund.

Like other business enterprises, the use of the Internet and other electronic media and technology exposes the Fund and its service providers to potential operational and information security risks from cybersecurity incidents, including cyberattacks. Cyberattacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release or misuse of confidential information or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Investment Adviser, Custodian, Transfer Agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cyberattacks may interfere with the processing of Shareholder transactions, impact the Fund’s ability to calculate its NAV, cause the release of private Shareholder information or confidential (including proprietary) company information, impede trading, subject the Fund to regulatory fines or financial losses, cause reputational damage and/or otherwise disrupt normal business operations. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for Investment Vehicles and Portfolio Investments in which the Fund invests, which could result in material adverse consequences for such Portfolio Investments, and may cause the Fund’s investment in such Portfolio Investments to lose value. The Investment Adviser has established business continuity plans and risk management systems reasonably designed to seek to reduce the risks associated with cyberattacks, but there is no guarantee the Investment Adviser’s efforts will succeed either entirely or partially because, among other reasons: the nature of malicious cyberattacks is becoming increasingly sophisticated; the Investment Adviser cannot control the cybersecurity systems of issuers or third-party service providers; and there are inherent limitations to risk management plans and systems, including that certain current risks may not have been identified and additional unknown threats may emerge in the future. There is also a risk that cybersecurity breaches may not be detected.

Advisory Fee Payment Despite Losses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Even in the event the value of your investment declines, the Advisory Fee will still be payable.

The Advisory Fee shall accrue daily at an annual rate equal to 1.00% of the average daily calculated NAV of the Fund, and shall be paid quarterly in arrears. The Advisory Fee is payable regardless of whether the NAV of the Fund or your investment declines. As a result, we will owe the Investment Adviser a quarterly Advisory Fee regardless of whether we incurred significant realized capital losses and unrealized capital depreciation (losses) during the fiscal quarter for which the Advisory Fee is paid.

Policy And Strategy Change Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Our Board of Trustees may change our non-fundamental investment policies and our investment strategies without prior notice or Shareholder approval, the effects of which may be adverse.

Our Board of Trustees has the authority to modify or waive our non-fundamental investment policies, and our investment criteria and strategies without Shareholder approval and without prior notice. We cannot predict the effect any changes to our current non-fundamental operating policies, investment criteria and strategies would have on our business, NAV of the Fund and operating results. However, the effects might be adverse, which could negatively impact our ability to make distributions to Shareholders and cause you to lose all or part of your investment.

Lack Of Income Distributions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There is a risk that you may not receive distributions or that our distributions may not grow over time, particularly since we invest principally in securities that do not produce current income.

We cannot assure you that we will achieve investment results or maintain a tax status that will allow or require any specified level of cash distributions or year-to-year increases in cash distributions. As we intend to focus on making principally capital gains-based investments directly and indirectly in equity securities (which generally will not be income producing) and pursuant to the restrictions on capital gains distribution of an investment company contained in the 1940 Act, we will not make distributions any more frequently than twice in any calendar year nor do we expect to become a predictable issuer of distributions. In addition, we expect that our distributions, if any, will be less consistent than other investment companies that principally make debt investments. If the Fund declares a cash distribution, then Shareholders’ distribution will be automatically reinvested (net of any applicable withholding tax) in additional Shares, unless they specifically “opt out” of the dividend reinvestment option by written request to the Investment Adviser so as to receive cash.

Use Of Proceeds Discretion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We will have discretion over the use of proceeds from this continuous offering and will use proceeds in part to satisfy operating expenses.

We will have broad discretion over the use of the proceeds of this continuous offering and may use the net proceeds in ways with which you may not agree. We cannot assure you that we will be able to successfully utilize the proceeds within the timeframe contemplated. We will also pay operating expenses, and may pay other expenses such as due diligence expenses of potential new investments, from the net proceeds of this offering. Our ability to achieve our investment objective may be limited to the extent that the net proceeds of this offering, pending full investment, are used to pay operating expenses. In addition, we can provide you no assurance that any future offering will be successful, or that by increasing the size of our available equity capital our aggregate expenses, and correspondingly, our expense ratio, will be lowered.

Disproportionate Organizational Expenses Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Early investors in the Fund will bear a greater proportion of the Fund’s organizational expenses.

The Fund’s Shareholders may incur the costs of the Fund’s organization (through the Expense Reimbursement Agreement), and therefore early investors in the Fund may bear a greater proportion of the Fund’s organizational expenses. Pursuant to the Fund’s Expense Limitation Agreement, such expenses are subject to the Fund’s Expense Limitation. To the extent organizational expenses would cause the Fund to exceed the Expense Limitation, the Adviser will be responsible for such expenses. However, early investors in the Fund may still bear a greater proportion of the Fund’s organizational expenses until the Expense Limitation is reached. It is also possible that the Fund may not raise significant assets, either initially or on a longer-term basis, further increasing the proportion of costs borne by early investors.

Shareholder Exclusion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Possible exclusion of a shareholder based on certain detrimental effects.

The Fund may repurchase Shares held by a Shareholder or other person acquiring Shares from or through a Shareholder, if, in addition to the Fund complying with Section 23(c) of the 1940 Act and the rules thereunder, which could require the Fund to obtain an exemptive order:

●	ownership of the Shares by the Shareholder or other person likely will cause the Fund to be in violation of, require registration of any Shares under, or subject the Fund to additional registration or regulation under, the securities, commodities or other laws of the United States or any other relevant jurisdiction;

●	continued ownership of the Shares by the Shareholder or other person may be harmful or injurious to the business or reputation of the Fund, the Board of Trustees, the Investment Adviser or any of their affiliates, or may subject the Fund or any Shareholder to an undue risk of adverse tax or other fiscal or regulatory consequences;

●	any of the representations and warranties made by the Shareholder or other person in connection with the acquisition of the Shares was not true when made or has ceased to be true;

●	the Shareholder is subject to special regulatory or compliance requirements, such as those imposed by the Bank Holding Company Act, certain Federal Communications Commission regulations, or ERISA (as hereinafter defined) (collectively, “Special Laws or Regulations”), and the Fund determines that the Shareholder is likely to be subject to additional regulatory or compliance requirements under these Special Laws or Regulations by virtue of continuing to hold the Shares; or

●	the Fund or the Board of Trustees determine that the repurchase of the Shares would be in the best interest of the Fund.

The effect of these provisions may be to deprive an investor in the Fund of an opportunity for a return even though other investors in the Fund might enjoy such a return.

[1]	An investor purchasing Shares may be charged a sales load of up to 3% of the investor’s subscription. Investors who purchase Shares directly through the Fund’s website (www.usvc.com) will not be charged any sales load, and a 0% sales load will apply to such purchases. The table assumes the maximum sales load is charged. Each of the Fund and the Investment Adviser reserves the right to waive sales loads at its discretion.
[2]	The Fund’s Board of Trustees has determined to waive the Fund’s Repurchase Fee assessed on Shareholders who choose to participate in the Fund’s repurchase offers. This waiver will remain in effect indefinitely, unless and until the Board of Trustees approves its modification or termination. This waiver may be terminated only by the Fund’s Board of Trustees at any time. Absent such a waiver, Shareholders who choose to participate in the Fund’s repurchase offers will incur a repurchase fee equal to 2.00% of the value of the Shares the Fund repurchases from them for Shares held less than one year. See “Quarterly Repurchases of Shares.”
[3]	The Fund will pay to the Investment Adviser a quarterly Advisory Fee. The Advisory Fee shall accrue daily at an annual rate equal to 1.00% of the average daily calculated NAV of the Fund and shall be paid quarterly in arrears. See “Fees and Expenses.”
[4]	The Acquired Fund Fees and Expenses include the fees and expenses of the Investment Vehicles in which the Fund intends to invest. Some or all of the Investment Vehicles in which the Fund intends to invest generally charge asset-based management fees. The managers of the Investment Vehicles may also receive performance-based compensation if the Investment Vehicles achieve certain profit levels, generally in the form of “carried interest” allocations of profits from the Investment Vehicles, which effectively will reduce the investment returns of the Investment Vehicles. The Investment Vehicles in which the Fund intends to invest generally charge a management fee of 1.00% to 2.50%, and approximately 20% to 30% of net profits as a carried interest allocation. The “Acquired Fund Fees and Expenses” disclosed above are based on historic returns of the Investment Vehicles in which the Fund anticipates investing, which may change substantially over time and, therefore, significantly affect “Acquired Fund Fees and Expenses.” The 0.95% shown as “Acquired Fund Fees and Expenses” reflects operating expenses of the Investment Vehicles (i.e., management fees, performance-based fees or allocations, administration fees and professional and other direct, fixed fees and expenses of the Investment Vehicles). The Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[5]	Reflects the gross amount of all expected ordinary operating expenses of the Fund other than brokerage commissions, any extraordinary expenses of the Fund, and the Advisory Fee, is based on good faith estimated amounts for the current fiscal year and assumes an average of $100 million of assets under management. The organizational and initial offering expenses of the Fund will be paid by the Investment Adviser, subject to the Fund’s Expense Limitation Agreement, and shall be subject to reimbursement by the Fund in accordance with the Expense Reimbursement Agreement.
[6]	The Investment Adviser has entered into a written Expense Limitation Agreement under which it has agreed to limit the total expenses of the Fund (excluding (i) management fees, (ii) shareholder services fees, (iii) acquired fund fees and expenses, (iv) all federal, state, local and foreign taxes, (v) merger or reorganization expenses, (vi) extraordinary expenses distinguished by their unusual nature or infrequency, including, without limitation, costs incurred in connection with litigation, arbitration, mediation, indemnification, government investigations, claims or proceedings, and any expenses in connection with holding and/or soliciting proxies for annual or other meetings of shareholders) and (vii) interest, borrowing costs and expenses (including those associated with lines of credit and credit facilities) to an annual rate of 0.30% of the average NAV of the Fund until one year from the date of this Prospectus, and from year to year thereafter; provided that each such continuance is specifically approved by the Board of Trustees and the Investment Adviser. The Investment Adviser may recoup from the Fund fees previously reduced or expenses previously reimbursed by the Investment Adviser with respect to the Fund pursuant to the Expense Limitation Agreement if such recoupment does not cause the Fund to exceed the Expense Limitation in effect at the time of waiver/reimbursement or at the time of recoupment and the reimbursement is made within three years after the time at which the Investment Adviser reduced the fee or incurred the expense. The Expense Limitation Agreement may not be terminated by the Investment Adviser, but may be terminated by the Fund’s Board of Trustees, on written notice to the Investment Adviser. See “Fees and Expenses.”